United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

_______________________Federated MDT Series____________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  7/31/10

Date of Reporting Period:  Quarter ended 10/31/09

Item 1.                      Schedule of Investments

Federated MDT All Cap Core Fund

Portfolio of Investments

October 31, 2009 (unaudited)

Shares			Value
		Common Stocks – 98.3%
		Aerospace & Defense – 0.1%
2,600		ITT Corp.	$131,820
		Agricultural Chemicals – 0.0%
1,200		Bunge Ltd.	68,472
		Airline — Regional – 0.2%
12,000	[1]	Alaska Air Group, Inc.	308,640
		AT&T Divestiture – 4.0%
273,300		AT&T, Inc.	7,015,611
		Auto Original Equipment Manufacturers – 0.2%
2,000	[1]	AutoZone, Inc.	270,620
		Auto Part Replacement – 0.1%
6,800		WABCO Holdings, Inc.	161,296
		Biotechnology – 3.5%
27,900	[1]	Biogen Idec, Inc.	1,175,427
117,900	[1]	Gilead Sciences, Inc.	5,016,645
		TOTAL	6,192,072
		Cable TV – 1.9%
7,300		Comcast Corp., Class A	105,850
9,400	[1]	Discovery Communications, Inc.	258,500
13,100		Time Warner Cable, Inc.	516,664
57,200		Time Warner, Inc.	1,722,864
23,900	[1]	Viacom, Inc., Class B	659,401
		TOTAL	3,263,279
		Capital Markets – 0.1%
5,500		Morgan Stanley	176,660
		Cellular Communications – 0.1%
3,400	[1]	NII Holdings, Inc.	91,562
		Clothing Stores – 0.3%
4,700	[1]	Children's Place Retail Stores, Inc.	147,815
7,600	[1]	Jos A. Bank Clothiers, Inc.	311,448
4,600		Limited Brands, Inc.	80,960
		TOTAL	540,223
		Cogeneration – 0.5%
60,000	[1]	Mirant Corp.	838,800
		Commercial Services – 0.1%
4,900		Donnelley (R.R.) & Sons Co.	98,392
		Commodity Chemicals – 0.0%
1,400		PPG Industries, Inc.	79,002
		Communications Equipment – 0.2%
6,000		Harris Corp.	250,320
5,000	[1]	Palm, Inc.	58,050
		TOTAL	308,370

		Computer Networking – 0.0%
1,400		Black Box Corp.	37,114
		Computer Peripherals – 0.5%
13,800	[1]	Lexmark International Group, Class A	351,900
19,100	[1]	Synaptics, Inc.	429,750
2,800		Western Union Co.	50,876
		TOTAL	832,526
		Computer Services – 0.2%
10,800	[1]	Synnex Corp.	277,884
		Computer Stores – 0.1%
8,700	[1]	Ingram Micro, Inc., Class A	153,555
		Computers — High End – 5.3%
77,300		IBM Corp.	9,323,153
		Computers — Midrange – 0.4%
15,600		Hewlett-Packard Co.	740,376
		Contracting – 0.1%
5,100	[1]	IHS, Inc., Class A	263,976
		Crude Oil & Gas Production – 6.4%
5,200	[1]	ATP Oil & Gas Corp.	90,012
59,900		Apache Corp.	5,637,788
197,400		Chesapeake Energy Corp.	4,836,300
8,900	[1]	EXCO Resources, Inc.	139,018
5,000	[1]	Newfield Exploration Co.	205,100
5,200	[1]	Rosetta Resources, Inc.	70,356
13,600	[1]	Stone Energy Corp.	208,488
		TOTAL	11,187,062
		Defense Aerospace – 0.3%
1,400	[1]	Alliant Techsystems, Inc.	108,892
7,100		General Dynamics Corp.	445,170
1,200	[1]	TransDigm Group, Inc.	47,016
		TOTAL	601,078
		Defense Electronics – 1.9%
12,100		L-3 Communications Holdings, Inc.	874,709
29,400		Northrop Grumman Corp.	1,473,822
22,900		Raytheon Co.	1,036,912
		TOTAL	3,385,443
		Department Stores – 0.8%
21,800	[1]	Sears Holdings Corp.	1,479,348
		Discount Department Stores – 0.0%
2,000	[1]	BJ's Wholesale Club, Inc.	70,060
		Distillers – 0.0%
4,500	[1]	Constellation Brands, Inc., Class A	71,190
		Diversified Financial Services – 2.5%
103,000		J.P. Morgan Chase & Co.	4,302,310
7,000		NYSE Euronext	180,950
		TOTAL	4,483,260
1

		Diversified Leisure – 0.2%
1,300	[1]	Coinstar, Inc.	41,262
11,400	[1]	Penn National Gaming, Inc.	286,482
		TOTAL	327,744
		Diversified Tobacco – 2.0%
126,200		Altria Group, Inc.	2,285,482
24,100		Reynolds American, Inc.	1,168,368
		TOTAL	3,453,850
		Electric Utility – 6.1%
38,100		Ameren Corp.	927,354
48,500		CMS Energy Corp.	645,050
6,100		CenterPoint Energy, Inc.	76,860
4,000		DPL, Inc.	101,360
1,200		DTE Energy Co.	44,376
42,200		Dominion Resources, Inc.	1,438,598
16,300		Edison International	518,666
18,700		Entergy Corp.	1,434,664
15,500		FirstEnergy Corp.	670,840
4,200		Idacorp, Inc.	117,978
5,500		OGE Energy Corp.	182,710
17,900		PPL Corp.	526,976
6,200		Pinnacle West Capital Corp.	194,184
36,900		Public Service Enterprises Group, Inc.	1,099,620
48,000		Sempra Energy	2,469,600
7,400		UniSource Energy Corp.	213,712
		TOTAL	10,662,548
		Electrical Equipment – 0.1%
6,200	[1]	Thomas & Betts Corp.	212,102
		Electronic Equipment Instruments & Components – 2.0%
237,700		Corning, Inc.	3,472,797
		Ethical Drugs – 0.1%
7,400	[1]	Valeant Pharmaceuticals International	217,560
		Financial Services – 2.0%
81,600		Ameriprise Financial, Inc.	2,829,072
7,300		Equifax, Inc.	199,874
1,200		Mastercard, Inc.	262,824
4,900	[1]	MSCI, Inc., Class A	148,960
1,800		Moody's Corp.	42,624
		TOTAL	3,483,354
		Food Products – 0.5%
6,500		General Mills, Inc.	428,480
4,500		H.J. Heinz Co.	181,080
5,700		Kellogg Co.	293,778
		TOTAL	903,338
		Furniture – 0.0%
6,600		La-Z Boy Chair Co.	46,860
		Gas Distributor – 0.8%
13,100		Energen Corp.	574,828
2

39,000	[1]	Southern Union Co.	763,230
		TOTAL	1,338,058
		Generic Drugs – 1.1%
123,700	[1]	Mylan Laboratories, Inc.	2,008,888
		Greeting Cards – 0.1%
12,800		American Greetings Corp., Class A	260,352
		Grocery Chain – 0.6%
43,800		Kroger Co.	1,013,094
		Health Care Equipment & Supplies – 0.1%
2,800	[1]	Inverness Medical Innovations, Inc.	106,428
		Health Care Providers & Services – 2.8%
2,400	[1]	LifePoint Hospitals, Inc.	67,992
78,300	[1]	Medco Health Solutions, Inc.	4,394,196
17,500	[1]	Wellcare Health Plans, Inc.	457,275
		TOTAL	4,919,463
		Home Health Care – 0.2%
2,000	[1]	Amedisys, Inc.	79,580
4,000	[1]	Gentiva Health Services, Inc.	96,000
3,800	[1]	LHC Group, Inc.	106,058
3,200	[1]	Lincare Holdings, Inc.	100,512
		TOTAL	382,150
		Home Products – 0.0%
800		Church and Dwight, Inc.	45,504
		Hotels – 0.0%
4,400		Wyndham Worldwide Corp.	75,020
		Household Appliances – 0.1%
1,700		Whirlpool Corp.	121,703
		Insurance Brokerage – 0.2%
1,900		Axis Capital Holdings Ltd.	54,891
9,700		Endurance Specialty Holdings Ltd.	349,103
		TOTAL	403,994
		Integrated Domestic Oil – 4.4%
154,200		ConocoPhillips	7,737,756
		Integrated International Oil – 8.5%
80,200		Chevron Corp.	6,138,508
122,900		Exxon Mobil Corp.	8,808,243
		TOTAL	14,946,751
		Internet Services – 1.0%
11,300	[1]	Amazon.com, Inc.	1,342,553
1,600	[1]	IAC Interactive Corp.	30,304
2,400	[1]	Priceline.com, Inc.	378,696
		TOTAL	1,751,553
		IT Services – 0.0%
4,300	[1]	Verifone Holdings, Inc.	57,190
		Life Insurance – 4.7%
7,900		Assured Guaranty Ltd.	130,982
3

5,000		Delphi Financial Group, Inc., Class A	108,500
117,800		MetLife, Inc.	4,008,734
37,500		Prudential Financial, Inc.	1,696,125
8,000		Reinsurance Group of America	368,800
50,200		Torchmark Corp.	2,038,120
		TOTAL	8,351,261
		Magazine Publishing – 0.0%
400		McGraw-Hill Cos., Inc.	11,512
		Maritime – 0.2%
9,300		Overseas Shipholding Group, Inc.	365,025
		Media – 0.1%
3,600		Meredith Corp.	97,416
		Medical Supplies – 0.1%
14,500	[1]	American Medical Systems Holdings, Inc.	223,590
		Metal Containers – 0.1%
4,400		Ball Corp.	217,052
		Miscellaneous Components – 0.1%
2,700	[1]	International Rectifier Corp.	49,356
4,400	[1]	Qlogic Corp.	77,176
		TOTAL	126,532
		Miscellaneous Food Products – 0.2%
17,900	[1]	Fresh Del Monte Produce, Inc.	388,609
1,300		The Anderson's, Inc.	40,339
		TOTAL	428,948
		Miscellaneous Machinery – 0.3%
10,000		SPX Corp.	527,800
		Multi-Line Insurance – 1.0%
2,900		AON Corp.	111,679
14,300	[1]	CNA Financial Corp.	311,311
3,500		Harleysville Group, Inc.	109,655
2,800		Infinity Property & Casualty	108,276
22,300	[1]	MBIA Insurance Corp.	90,538
12,000		Montpelier Re Holdings Ltd.	193,920
600	[1]	Navigators Group, Inc.	31,842
36,100		Unum Group	720,195
		TOTAL	1,677,416
		Multi-Utilities – 0.1%
2,300		Wisconsin Energy Corp.	100,441
		Mutual Fund Adviser – 0.1%
2,900	[1]	Affiliated Managers Group	184,121
		Oil Gas & Consumable Fuels – 0.5%
14,200		Murphy Oil Corp.	868,188
		Oil Service, Explore & Drill – 0.3%
13,900	[1]	Global Industries Ltd.	101,331
4,300	[1]	Seacor Holdings, Inc.	349,461
		TOTAL	450,792
4

		Optical Reading Equipment – 0.1%
5,700	[1]	Zebra Technologies Corp., Class A	142,500
		Outpatient Clinics – 0.0%
1,400	[1]	DaVita, Inc.	74,242
		Packaged Foods – 0.5%
11,100		Campbell Soup Co.	352,425
20,100		Kraft Foods, Inc., Class A	553,152
		TOTAL	905,577
		Paper Products – 0.1%
2,400		Clearwater Paper Corp.	108,648
		Personal Loans – 0.1%
6,800	[1]	World Acceptance Corp.	170,612
		Personal Products – 2.6%
2,900		Colgate-Palmolive Co.	228,027
75,400		Procter & Gamble Co.	4,373,200
		TOTAL	4,601,227
		Personnel Agency – 0.1%
2,500		Maximus, Inc.	115,650
		Plastic Containers – 0.3%
15,200	[1]	Owens-Illinois, Inc.	484,576
		Poultry Products – 0.0%
700		Sanderson Farms, Inc.	25,613
		Property Liability Insurance – 5.4%
22,700		Allied World Assurance Holdings Ltd.	1,016,052
12,300		American Financial Group, Inc.	302,580
800	[1]	Arch Capital Group Ltd.	53,896
65,800		Chubb Corp.	3,192,616
11,000		Everest Re Group Ltd.	962,390
11,600		HCC Insurance Holdings, Inc.	306,124
7,300		Platinum Underwriters Holdings Ltd.	261,121
4,100	[1]	ProAssurance Corp.	206,148
9,400		RenaissanceRe Holdings Ltd.	493,500
47,400		The Travelers Cos., Inc.	2,360,046
4,800		Transatlantic Holdings, Inc.	242,400
10,100		XL Capital Ltd., Class A	165,741
		TOTAL	9,562,614
		Psychiatric Centers – 0.1%
4,800	[1]	Psychiatric Solutions, Inc.	99,072
		Railroad – 1.1%
47,500		CSX Corp.	2,003,550
		Regional Banks – 1.4%
78,000		Comerica, Inc.	2,164,500
19,000		Fulton Financial Corp.	156,940
6,500		Oriental Financial Group	69,225
		TOTAL	2,390,665
		Restaurant – 0.4%
8,600		Bob Evans Farms, Inc.	225,922
5

6,900	[1]	Green Mountain Coffee, Inc.	459,195
		TOTAL	685,117
		Savings & Loan – 0.1%
17,900	[1]	Ocwen Financial Corp.	195,647
		Securities Brokerage – 4.7%
47,800		Goldman Sachs Group, Inc.	8,134,126
3,300	[1]	TD Ameritrade Holding Corp.	63,690
		TOTAL	8,197,816
		Semiconductor Distribution – 0.0%
3,800	[1]	Tyler Technologies, Inc.	72,276
		Semiconductors & Semiconductor Equipment – 0.3%
9,400	[1]	Fairchild Semiconductor International, Inc., Class A	70,312
17,000		Linear Technology Corp.	439,960
		TOTAL	510,272
		Services to Medical Professionals – 3.4%
15,500	[1]	Humana, Inc.	582,490
46,900		Omnicare, Inc.	1,016,323
4,700		Quest Diagnostics, Inc.	262,871
79,100		UnitedHealth Group, Inc.	2,052,645
44,600	[1]	Wellpoint, Inc.	2,085,496
		TOTAL	5,999,825
		Software Packaged/Custom – 1.4%
3,500	[1]	Ansys, Inc.	142,030
2,100	[1]	BMC Software, Inc.	78,036
32,800		CA, Inc.	686,176
27,800	[1]	Oracle Corp.	586,580
10,200		Rovi Corp.	281,010
35,800	[1]	Symantec Corp.	629,364
		TOTAL	2,403,196
		Specialty Retailing – 1.2%
6,300	[1]	Big Lots, Inc.	157,815
38,800		CVS Caremark Corp.	1,369,640
18,600	[1]	Cabela's, Inc., Class A	233,802
8,100	[1]	Expedia, Inc.	183,627
4,400		Penske Automotive Group, Inc.	68,904
9,800	[1]	Zale Corp.	46,354
		TOTAL	2,060,142
		Technology Services – 0.0%
1,800		Lender Processing Services	71,640
		Telecommunication Equipment & Services – 0.1%
10,100	[1]	Amdocs Ltd.	254,520
		Textiles Apparel & Luxury Goods – 0.1%
3,300		Phillips Van Heusen Corp.	132,495
		Tobacco – 1.1%
40,200		Philip Morris International, Inc.	1,903,872
6

		Undesignated Consumer Cyclicals – 3.1%
5,100	[1]	Alliance Data Systems Corp.	280,398
8,100		DeVRY, Inc.	447,849
2,400		Herbalife Ltd.	80,760
43,500	[1]	ITT Educational Services, Inc.	3,930,225
21,600	[1]	Iron Mountain, Inc.	527,688
600		Strayer Education, Inc.	121,782
1,800	[1]	Weight Watchers International, Inc.	47,718
		TOTAL	5,436,420
		Undesignated Consumer Staples – 0.1%
14,000		Block (H&R), Inc.	256,760
		Undesignated Health – 0.0%
2,900	[1]	HealthSouth Corp.	42,369
		TOTAL COMMON STOCKS (IDENTIFIED COST $162,738,517)	172,935,908
		Mutual Fund – 1.6%
2,738,867	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.22%	2,738,867
		TOTAL INVESTMENTS — 99.9% (IDENTIFIED COST $165,477,384)[4]	175,674,775
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[5]	202,584
		TOTAL NET ASSETS — 100%	$175,877,359
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	At October 31, 2009, the cost of investments for federal tax purposes was $165,477,384. The net unrealized appreciation of investments for federal tax purposes was $10,197,391. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,712,945 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,515,554.
5	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

7

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$168,715,718	$ —	$ —	$168,715,718
International	4,220,190	—	—	4,220,190
Mutual Fund	2,738,867	—	—	2,738,867
TOTAL SECURITIES	$175,674,775	$ —	$ —	$175,674,775

8

Federated MDT Balanced Fund

Portfolio of Investments

October 31, 2009 (unaudited)

Principal Amount or Shares			Value
		Common Stocks – 57.2%
		Aerospace & Defense – 0.0%
1,600		ITT Corp.	81,120
		Agricultural Chemicals – 0.0%
400		Bunge Ltd.	22,824
		Airline — National – 0.0%
7,263		Aircastle Ltd.	57,523
		Airline — Regional – 0.2%
10,002	[1]	Alaska Air Group, Inc.	257,252
5,086		SkyWest, Inc.	71,051
		TOTAL	328,303
		Apparel – 0.1%
4,553	[1]	Carter's, Inc.	107,451
204		Columbia Sportswear Co.	7,762
960	[1]	DSW, Inc.	18,432
5,430		Jones Apparel Group, Inc.	97,142
745		Oxford Industries, Inc.	14,416
		TOTAL	245,203
		AT&T Divestiture – 2.1%
170,100		AT&T, Inc.	4,366,467
		Auto Components – 0.0%
2,715	[1]	Tenneco Automotive, Inc.	36,978
		Auto Original Equipment Manufacturers – 0.2%
2,388		ArvinMeritor, Inc.	18,650
2,500	[1]	AutoZone, Inc.	338,275
		TOTAL	356,925
		Auto Part Replacement – 0.1%
3,900		WABCO Holdings, Inc.	92,508
		Auto Rentals – 0.0%
1,589	[1]	Dollar Thrifty Automotive Group	29,412
		Biotechnology – 0.4%
1,923	[1]	Affymetrix, Inc.	10,058
16,800	[1]	Biogen Idec, Inc.	707,784
469	[1]	Martek Biosciences Corp.	8,423
750	[1]	ViroPharma, Inc.	5,655
		TOTAL	731,920
		Building Materials – 0.0%
565		Apogee Enterprises, Inc.	7,481
886	[1]	Drew Industries, Inc.	16,958
1,314		Quanex Building Products Corp.	19,539
		TOTAL	43,978
		Cable TV – 1.1%
7,200		Comcast Corp., Class A	104,400
6,200	[1]	Discovery Communications, Inc.	170,500
8,000		Time Warner Cable, Inc.	315,520

48,401		Time Warner, Inc.	1,457,838
6,000	[1]	Viacom, Inc., Class B — New	165,540
		TOTAL	2,213,798
		Capital Markets – 0.2%
10,000		Morgan Stanley	321,200
		Cellular Communications – 0.0%
3,000	[1]	NII Holdings, Inc.	80,790
		Clothing Stores – 0.2%
2,538	[1]	Children's Place Retail Stores, Inc.	79,820
4,300	[1]	Jos A. Bank Clothiers, Inc.	176,214
3,800		Limited Brands	66,880
3,292		Mens Wearhouse, Inc.	76,276
905	[1]	Stein Mart, Inc.	8,597
		TOTAL	407,787
		Cogeneration – 0.2%
34,200	[1]	Mirant Corp.	478,116
		Commercial Services – 0.1%
4,000		Donnelley (R.R.) & Sons Co.	80,320
1,100		Lender Processing Services, Inc.	43,780
		TOTAL	124,100
		Commodity Chemicals – 0.2%
2,227		Newmarket Corp.	208,225
800		PPG Industries, Inc.	45,144
3,667	[1]	Solutia, Inc.	40,337
446		Stepan Co.	25,529
1,914		Westlake Chemical Corp.	46,491
		TOTAL	365,726
		Communications Equipment – 0.1%
3,900		Harris Corp.	162,708
3,000	[1]	Palm, Inc.	34,830
		TOTAL	197,538
		Computer Networking – 0.0%
1,100		Black Box Corp.	29,161
		Computer Peripherals – 0.1%
1,284	[1]	Aruba Networks, Inc.	10,041
7,600	[1]	Lexmark International Group, Class A	193,800
1,000	[1]	Synaptics, Inc.	22,500
		TOTAL	226,341
		Computer Services – 0.2%
798		Fair Isaac & Co., Inc.	16,223
8,301	[1]	Synnex Corp.	213,585
611		Syntel, Inc.	21,892
2,027		Unisys Corporation	59,067
		TOTAL	310,767
		Computer Stores – 0.0%
2,400	[1]	Ingram Micro, Inc., Class A	42,360

		Computers — High End – 2.3%
38,700		IBM Corp.	4,667,607
		Consumer Cyclical — Lodging – 0.0%
3,600		Wyndham Worldwide Corp.	61,380
		Contracting – 0.1%
3,000	[1]	IHS, Inc. — Class A	155,280
		Cosmetics & Toiletries – 0.0%
1,318	[1]	Helen of Troy Ltd.	30,103
1,308	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	19,803
		TOTAL	49,906
		Crude Oil & Gas Production – 2.8%
1,004	[1]	ATP Oil & Gas Corp.	17,379
28,000		Apache Corp.	2,635,360
2,233	[1]	Arena Resources, Inc.	83,202
113,100		Chesapeake Energy Corp.	2,770,950
4,400	[1]	EXCO Resources, Inc.	68,728
3,400	[1]	Rosetta Resources, Inc	46,002
6,600	[1]	Stone Energy Corp.	101,178
3,369		W&T Offshore, Inc.	39,249
		TOTAL	5,762,048
		Defense Aerospace – 0.2%
1,590	[1]	AAR Corp.	31,180
500	[1]	Alliant Techsystems, Inc.	38,890
4,500		General Dynamics Corp.	282,150
1,000	[1]	Transdigm Group, Inc.	39,180
		TOTAL	391,400
		Defense Electronics – 1.0%
6,400		L-3 Communications Holdings, Inc.	462,656
17,100		Northrop Grumman Corp.	857,223
18,100		Raytheon Co.	819,568
		TOTAL	2,139,447
		Department Stores – 0.5%
3,285		Dillards, Inc., Class A	44,742
15,300	[1]	Sears Holdings Corp.	1,038,258
		TOTAL	1,083,000
		Discount Department Stores – 0.1%
2,527	[1]	99 Cents Only Stores	28,732
2,100	[1]	BJ's Wholesale Club, Inc.	73,563
260		Pricesmart, Inc.	5,018
		TOTAL	107,313
		Distillers – 0.0%
3,100	[1]	Constellation Brands, Inc., Class A	49,042
		Diversified Financial Services – 1.8%
85,600		J.P. Morgan Chase & Co.	3,575,512
3,600		NYSE Euronext	93,060
		TOTAL	3,668,572

		Diversified Leisure – 0.1%
1,100	[1]	Coinstar, Inc.	34,914
1,940	[1]	Gaylord Entertainment Co.	29,158
348	[1]	Life time Fitness, Inc.	7,500
6,800	[1]	Penn National Gaming, Inc.	170,884
		TOTAL	242,456
		Diversified Telecommunication Services – 0.0%
1,170	[1]	Global Crossing Ltd.	13,338
		Diversified Tobacco – 0.3%
13,100		Reynolds American, Inc.	635,088
		Electric & Electronic Original Equipment Manufacturers – 0.1%
3,635	[1]	American Superconductor Corp.	121,845
1,100		Eaton Corp.	66,495
		TOTAL	188,340
		Electric Utility – 3.1%
6,800		Ameren Corp.	165,512
2,364		Avista Corp.	44,821
4,800		CenterPoint Energy, Inc.	60,480
19,800		CMS Energy Corp.	263,340
24,900		Dominion Resources, Inc.	848,841
3,600		DPL, Inc.	91,224
800		DTE Energy Co.	29,584
9,500		Edison International	302,290
636	[1]	El Paso Electric Co.	11,925
11,500		Entergy Corp.	882,280
13,000		FirstEnergy Corp.	562,640
11,263		Idacorp, Inc.	316,378
3,400		Pinnacle West Capital Corp.	106,488
3,117		PNM Resources, Inc.	33,414
10,500		PPL Corp.	309,120
17,300		Public Service Enterprises Group, Inc.	515,540
31,500		Sempra Energy	1,620,675
11,311		UniSource Energy Corp.	326,662
		TOTAL	6,491,214
		Electrical Equipment – 0.1%
4,500	[1]	Thomas & Betts Corp.	153,945
		Electronic Components – 0.0%
1,338	[1]	Volterra Semiconductor Corp.	18,531
		Electronic Equipment Instruments & Components – 0.9%
123,600		Corning, Inc.	1,805,796
		Electronic Instruments – 0.0%
2,439	[1]	Cymer, Inc.	83,511
		Ethical Drugs – 0.2%
10,628	[1]	Valeant Pharmaceuticals International	312,463
		Financial Services – 1.5%
69,300		Ameriprise Financial, Inc.	2,402,631
7,886		Deluxe Corp.	112,218
4,000		Equifax, Inc.	109,520

4,367		Hercules Technology Growth Capital, Inc.	40,962
4,000	[1]	MSCI, Inc., Class A	121,600
600		Mastercard, Inc. Class A	131,412
2,300		Moody's Corp.	54,464
1,332	[1]	Nelnet, Inc., Class A	18,688
3,366	[1]	PHH Corp.	54,395
6,784	[1]	Verifone Holdings, Inc.	90,227
2,500		Western Union Co.	45,425
		TOTAL	3,181,542
		Food Products – 0.3%
2,100	[1]	Dean Foods Co.	38,283
3,800		General Mills, Inc.	250,496
2,400		Heinz (H.J.) Co.	96,576
3,200		Kellogg Co.	164,928
		TOTAL	550,283
		Furniture – 0.1%
6,210		La-Z Boy Chair Co.	44,091
6,403		Tempur-Pedic International, Inc.	124,026
		TOTAL	168,117
		Gas Distributor – 0.2%
23,500	[1]	Southern Union Co.	459,895
1,011		Southwest Gas Corp.	25,265
622		WGL Holdings, Inc.	20,563
		TOTAL	505,723
		Generic Drugs – 0.5%
584	[1]	Hi-Tech Pharmacal Co., Inc.	10,652
61,900	[1]	Mylan Laboratories, Inc.	1,005,256
1,447	[1]	Par Pharmaceutical Cos, Inc.	30,344
		TOTAL	1,046,252
		Greeting Cards – 0.1%
10,419		American Greetings Corp., Class A	211,922
		Grocery Chain – 0.4%
2,185		Casey's General Stores, Inc.	68,893
32,900		Kroger Co.	760,977
408		Weis Markets, Inc.	14,443
506	[1]	Winn-Dixie Stores, Inc.	5,612
		TOTAL	849,925
		Health Care Equipment & Supplies – 0.1%
3,000	[1]	Inverness Medical Innovations, Inc.	114,030
		Health Care Providers & Services – 1.4%
1,400	[1]	LifePoint Hospitals, Inc.	39,662
45,900	[1]	Medco Health Solutions, Inc.	2,575,908
12,476	[1]	Wellcare Health Plans, Inc.	325,998
		TOTAL	2,941,568
		Home Health Care – 0.2%
3,769	[1]	Amedisys, Inc.	149,968
3,950	[1]	Gentiva Health Services, Inc.	94,800

2,700	[1]	Lincare Holdings, Inc.	84,807
2,637	[1]	Odyssey Healthcare, Inc.	36,760
		TOTAL	366,335
		Home Products – 0.2%
800		Church and Dwight, Inc.	45,504
6,665		Tupperware Brands Corp.	300,058
		TOTAL	345,562
		Household Appliances – 0.0%
1,200		Whirlpool Corp.	85,908
		Industrial Machinery – 0.0%
646		Tennant Co.	17,222
570		Watts Industries, Inc., Class A	16,103
		TOTAL	33,325
		Industrial Services – 0.0%
787	[1]	EnerNOC, Inc.	22,611
		Insurance Brokerage – 0.2%
900		Axis Capital Holdings Ltd.	26,001
7,800		Endurance Specialty Holdings Ltd.	280,722
		TOTAL	306,723
		Integrated Domestic Oil – 2.3%
96,800		ConocoPhillips	4,857,424
		Integrated International Oil – 4.1%
45,800		Chevron Corp.	3,505,532
68,300		Exxon Mobil Corp.	4,895,061
		TOTAL	8,400,593
		Internet Services – 0.3%
2,400	[1]	Amazon.com, Inc.	285,144
800	[1]	IAC Interactive Corp.	15,152
1,600	[1]	Priceline.com, Inc.	252,464
		TOTAL	552,760
		Leasing – 0.0%
951	[1]	CAI International, Inc.	7,133
		Life Insurance – 2.2%
8,238		American Equity Investment Life Holding Co.	54,124
3,500		Assured Guaranty Ltd.	58,030
4,890		Delphi Financial Group, Inc., Class A	106,113
63,900		MetLife, Inc.	2,174,517
1,700		Protective Life Corp.	32,725
20,300		Prudential Financial	918,169
5,000		Reinsurance Group of America, Inc.	230,500
26,200		Torchmark Corp.	1,063,720
1,172	[1]	Universal American Financial Corp.	11,720
		TOTAL	4,649,618
		Long-Term Care Centers – 0.0%
1,795	[1]	Kindred Healthcare, Inc.	26,387

		Lumber Products – 0.0%
2,367	[1]	Louisiana-Pacific Corp.	12,427
1,258		Universal Forest Products, Inc.	44,885
		TOTAL	57,312
		Magazine Publishing – 0.0%
900		McGraw-Hill Cos., Inc.	25,902
		Mail Order – 0.0%
1,316	[1]	Coldwater Creek, Inc.	7,567
		Maritime – 0.1%
6,400		Overseas Shipholding Group, Inc.	251,200
		Media – 0.0%
1,900		Meredith Corp.	51,414
		Medical Supplies – 0.2%
2,632	[1]	Align Technology, Inc.	41,375
14,414	[1]	American Medical Systems Holdings, Inc.	222,264
102	[1]	Emergency Medical Services Corp., Class A	4,898
1,115	[1]	NuVasive, Inc.	40,463
797	[1]	Quidel Corp.	11,397
		TOTAL	320,397
		Medical Technology – 0.0%
2,542	[1]	MedAssets, Inc.	55,771
		Metal Containers – 0.1%
2,300		Ball Corp.	113,459
		Metals & Mining – 0.0%
728	[1]	Horsehead Holding Corp	6,938
		Miscellaneous Communications – 0.0%
1,897		Harte-Hanks	22,271
		Miscellaneous Components – 0.1%
4,131	[1]	Amkor Technology, Inc.	22,762
5,754	[1]	Atheros Communications	141,663
3,300	[1]	International Rectifier Corp.	60,324
1,353	[1]	MKS Instruments, Inc.	21,161
1,550	[1]	Power Integrations, Inc.	48,360
		TOTAL	294,270
		Miscellaneous Food Products – 0.2%
1,969		The Anderson's, Inc.	61,098
12,573	[1]	Fresh Del Monte Produce, Inc.	272,960
		TOTAL	334,058
		Miscellaneous Machinery – 0.2%
2,962		Nordson Corp.	156,305
6,500		SPX Corp.	343,070
		TOTAL	499,375
		Miscellaneous Metals – 0.0%
2,757	[1]	Stillwater Mining Co.	17,093
		Multi-Line Insurance – 0.6%
1,251	[1]	Amerisafe, Inc.	23,194
13,800	[1]	CNA Financial Corp.	300,426

5,143	[1]	Conseco, Inc.	26,795
395		Donegal Group, Inc., Class A	5,767
1,062		FBL Financial Group, Inc., Class A	21,399
706	[1]	FPIC Insurance Group, Inc.	23,884
4,277		Harleysville Group, Inc.	133,998
3,247		Infinity Property & Casualty	125,562
10,900	[1]	MBIA, Inc.	44,254
13,438		Montpelier Re Holdings Ltd.	217,158
2,746	[1]	Navigators Group, Inc.	145,730
1,621		Safety Insurance Group, Inc.	54,255
3,600		Unum Group	71,820
		TOTAL	1,194,242
		Multi-Utilities – 0.0%
1,700		Wisconsin Energy Corp.	74,239
		Mutual Fund Adviser – 0.1%
1,700	[1]	Affiliated Managers Group	107,933
1,103		Calamos Asset Management, Inc.	11,692
1,417		Cohen & Steers, Inc.	27,390
		TOTAL	147,015
		Office Furniture – 0.0%
714		HNI Corp.	18,792
		Offshore Driller – 0.1%
9,011	[1]	Bristow Group, Inc.	262,671
		Oil Gas & Consumable Fuels – 0.2%
7,500		Murphy Oil Corp.	458,550
		Oil Service, Explore & Drill – 0.1%
8,698	[1]	Global Industries Ltd.	63,409
2,500	[1]	SEACOR Holdings, Inc.	203,175
1,427	[1]	Venoco, Inc.	17,980
		TOTAL	284,564
		Optical Reading Equipment – 0.0%
3,000	[1]	Zebra Technologies Co., Class A	75,000
		Other Communications Equipment – 0.1%
643	[1]	Netgear, Inc.	11,722
11,172	[1]	Skyworks Solutions, Inc.	116,524
		TOTAL	128,246
		Outpatient Clinics – 0.0%
700	[1]	DaVita, Inc.	37,121
		Packaged Foods – 0.4%
9,400		Campbell Soup Co.	298,450
3,520	[1]	Chiquita Brands International	56,989
1,300		Hershey Foods Corp.	49,127
13,900		Kraft Foods, Inc., Class A	382,528
		TOTAL	787,094
		Paper Products – 0.2%
775	[1]	Buckeye Technologies, Inc.	6,944

1,100		Clearwater Paper Corp.	49,797
5,241		Rock-Tenn Co.	229,556
1,513		Schweitzer-Mauduit International, Inc.	78,146
		TOTAL	364,443
		Personal Loans – 0.1%
6,005	[1]	World Acceptance Corp.	150,665
		Personal Products – 1.3%
4,100		Colgate-Palmolive Co.	322,383
40,900		Procter & Gamble Co.	2,372,200
		TOTAL	2,694,583
		Personnel Agency – 0.1%
142		Heidrick & Struggles International, Inc.	3,885
1,700		Maximus, Inc.	78,642
1,600	[1]	TrueBlue, Inc.	19,360
		TOTAL	101,887
		Pharmaceuticals – 0.0%
851	[1]	Impax Laboratories, Inc.	7,557
2,228		Medicis Pharmaceutical Corp., Class A	47,166
1,123	[1]	Nektar Therapeutics	9,119
		TOTAL	63,842
		Plastic Containers – 0.2%
1,676	[1]	Bway Holding Co.	29,783
9,500	[1]	Owens-Illinois, Inc.	302,860
		TOTAL	332,643
		Poultry Products – 0.0%
300		Sanderson Farms, Inc.	10,977
		Printed Circuit Boards – 0.0%
546	[1]	Benchmark Electronics, Inc.	9,173
5,268	[1]	PMC-Sierra, Inc.	44,883
1,469		Sanmina-SCI Corporation	9,431
		TOTAL	63,487
		Printing – 0.0%
2,870	[1]	Valassis Communications, Inc.	52,320
		Property Liability Insurance – 2.8%
13,000		Allied World Assurance Holdings Ltd.	581,880
4,000		American Financial Group, Inc. Ohio	98,400
172		American Physicians Capital, Inc.	4,864
500	[1]	Arch Capital Group Ltd.	33,685
1,433	[1]	Argo Group International Holdings Ltd.	48,665
1,597	[1]	CNA Surety Corp.	23,093
37,800		Chubb Corp.	1,834,056
6,300		Everest Re Group Ltd.	551,187
7,300		HCC Insurance Holdings, Inc.	192,647
6,210		Horace Mann Educators Corp.	77,190
1,912		OneBeacon Insurance Group Ltd.	22,791
1,200		PartnerRe Ltd.	91,776
7,182		Platinum Underwriters Holdings Ltd.	256,900

2,477	[1]	ProAssurance Corp.	124,543
5,700		RenaissanceRe Holdings Ltd.	299,250
3,381		Selective Insurance Group, Inc.	51,797
25,400		The Travelers Cos, Inc.	1,264,666
3,500		Transatlantic Holdings, Inc.	176,750
5,200		XL Capital Ltd., Class A	85,332
		TOTAL	5,819,472
		Psychiatric Centers – 0.0%
2,800	[1]	Psychiatric Solutions, Inc.	57,792
		Railroad – 0.6%
26,600		CSX Corp.	1,121,988
371		Freightcar America, Inc.	8,748
		TOTAL	1,130,736
		Real Estate Investment Trusts – 5.2%
36,000		AMB Property Corp.	791,280
18,000		American Campus Communities, Inc.	486,360
75,000		Annaly Capital Management, Inc.	1,268,250
8,000		Avalonbay Communities, Inc.	550,240
14,000		Boston Properties, Inc.	850,780
9,000		Digital Realty Trust, Inc.	406,170
15,000		HCP, Inc.	443,850
50,000		Host Hotels & Resorts, Inc.	505,500
40,000		Kimco Realty Corp.	505,600
43,000		Liberty Property Trust	1,262,910
30,100		Macerich Co. (The)	896,980
75,000		Prologis Trust	849,750
16,589		Simon Property Group, Inc.	1,126,227
15,045		Vornado Realty Trust	896,080
		TOTAL	10,839,977
		Recreational Goods – 0.0%
687	[1]	Sturm Ruger & Co., Inc.	7,296
		Recreational Vehicles – 0.0%
405		Thor Industries, Inc.	10,619
		Regional Banks – 0.9%
417		Bank of the Ozarks, Inc.	9,487
53,500		Comerica, Inc.	1,484,625
16,900		Fulton Financial Corp.	139,594
4,966		Oriental Financial Group	52,888
144		Park National Corp.	8,364
1,873		Republic Bancorp, Inc.	34,444
421	[1]	Svb Finl Group	17,366
389		Wintrust Financial Corp.	10,974
		TOTAL	1,757,742
		Resorts – 0.0%
1,839	[1]	Vail Resorts, Inc.	63,335
		Restaurant – 0.3%
5,716		Bob Evans Farms, Inc.	150,159

6,000	[1]	Green Mountain Coffee, Inc.	399,300
2,334		Ruby Tuesday, Inc.	15,545
		TOTAL	565,004
		Rubber – 0.0%
3,615		Cooper Tire & Rubber Co.	55,165
		Savings & Loan – 0.1%
2,575		Flushing Financial Corp.	28,917
1,577		MB Financial, Inc.	28,197
13,900	[1]	Ocwen Financial Corp.	151,927
		TOTAL	209,041
		Securities Brokerage – 2.2%
26,400		Goldman Sachs Group, Inc.	4,492,488
988	[1]	Interactive Brokers Group, Inc., Class A	15,818
1,586	[1]	Penson Worldwide, Inc.	15,464
1,396	[1]	Piper Jaffray Cos., Inc.	64,760
2,200	[1]	TD Ameritrade Holding Corp.	42,460
		TOTAL	4,630,990
		Semiconductor Distribution – 0.0%
3,300	[1]	Tyler Technologies, Inc.	62,766
		Semiconductor Manufacturing – 0.1%
560	[1]	ATMI, Inc.	8,484
1,009	[1]	Cabot Microelectronics Corp.	32,268
1,678	[1]	Diodes, Inc.	27,486
919	[1]	NetLogic Microsystems, Inc.	34,931
2,559	[1]	Omnivision Technologies, Inc.	31,373
1,140	[1]	Standard Microsystems Corp.	21,957
5,352	[1]	Triquint Semiconductor, Inc.	28,847
		TOTAL	185,346
		Semiconductor Manufacturing Equipment – 0.1%
309	[1]	Advanced Energy Industries, Inc.	3,773
3,713	[1]	Tessera Technologies, Inc.	82,094
1,794	[1]	Veeco Instruments, Inc.	43,684
		TOTAL	129,551
		Semiconductors & Semiconductor Equipment – 0.2%
5,100	[1]	Fairchild Semiconductor International, Inc., Class A	38,148
10,000		Linear Technology Corp.	258,800
7,213	[1]	RF Micro Devices, Inc.	28,708
1,642	[1]	Zoran Corp.	14,564
		TOTAL	340,220
		Services to Medical Professionals – 1.8%
10,900	[1]	Humana, Inc.	409,622
31,200		Omnicare, Inc.	676,104
3,800		Quest Diagnostics, Inc.	212,534
41,600		UnitedHealth Group, Inc.	1,079,520
29,300	[1]	Wellpoint, Inc.	1,370,068
		TOTAL	3,747,848

		Shoes – 0.1%
680	[1]	Deckers Outdoor Corp.	60,976
420	[1]	Skechers USA, Inc., Class A	9,164
963	[1]	Steven Madden Ltd.	39,002
		TOTAL	109,142
		Silver Production – 0.0%
2,002		Coeur d'Alene Mines Corp.	40,200
		Software Packaged/Custom – 0.8%
2,900	[1]	Ansys, Inc.	117,682
900	[1]	BMC Software, Inc.	33,444
21,700		CA, Inc.	453,964
259	[1]	Concur Technologies, Inc.	9,231
388	[1]	Interactive Intelligence, Inc.	6,507
1,737	[1]	JDA Software Group, Inc.	34,462
1,772	[1]	Mentor Graphics Corp.	12,935
547	[1]	MicroStrategy, Inc., Class A	47,737
17,500	[1]	Oracle Corp.	369,250
1,737		Pegasystems, Inc.	49,800
6,600		Rovi Corporation	181,830
1,014	[1]	Sourcefire, Inc.	20,584
19,200	[1]	Symantec Corp.	337,536
		TOTAL	1,674,962
		Specialty Retailing – 0.8%
1,594	[1]	America's Car-Mart, Inc.	33,044
835		Asbury Automotive Group, Inc.	8,133
1,700	[1]	Big Lots, Inc.	42,585
21,000		CVS Corp.	741,300
11,700	[1]	Cabela's, Inc. Class A	147,069
7,200	[1]	Expedia, Inc.	163,224
1,707		Finish Line, Inc., Class A	17,309
1,826		Group 1 Automotive, Inc.	46,417
1,669	[1]	Gymboree Corp.	71,049
5,909	[1]	J Crew Group, Inc.	240,969
1,647	[1]	Jo-Ann Stores, Inc.	43,843
657	[1]	Kirkland's, Inc.	8,265
542		Lithia Motors, Inc., Class A	4,520
3,600		Penske Automotive Group, Inc.	56,376
1,656		Sonic Automotive, Inc.	14,805
649	[1]	Zumiez, Inc.	8,742
		TOTAL	1,647,650
		Technology Hardware & Equipment – 0.3%
9,400		Hewlett-Packard Co.	446,124
6,133	[1]	STEC, Inc.	130,756
		TOTAL	576,880
		Telecommunication Equipment & Services – 0.1%
2,000	[1]	Amdocs Ltd.	50,400
1,324	[1]	Novatel Wireless, Inc.	11,810

3,392		Plantronics, Inc.	81,781
		TOTAL	143,991
		Telephone Utility – 0.0%
396		Atlantic Telephone Network, Inc.	18,153
		Textiles Apparel & Luxury Goods – 0.0%
1,900		Phillips Van Heusen Corp.	76,285
		Tobacco – 1.3%
2,990	[1]	Alliance One International, Inc.	13,186
64,100		Altria Group, Inc.	1,160,851
30,400		Philip Morris International, Inc.	1,439,744
2,270		Universal Corp.	94,409
		TOTAL	2,708,190
		Undesignated Consumer Cyclicals – 1.8%
3,100	[1]	Alliance Data Systems Corp.	170,438
4,884	[1]	Avis Budget Group, Inc.	41,026
6,007	[1]	Corinthian Colleges, Inc.	95,271
900	[1]	Cornell Corrections, Inc.	20,556
4,700		DeVRY, Inc.	259,863
1,900		Herbalife Ltd.	63,935
26,200	[1]	ITT Educational Services, Inc.	2,367,170
11,300	[1]	Iron Mountain, Inc.	276,059
2,737		Nu Skin Enterprises, Inc.	62,294
6,830	[1]	Rent-A-Center, Inc.	125,399
500		Strayer Education, Inc.	101,485
415	[1]	Universal Technical Institute, Inc.	7,466
1,100	[1]	Weight Watchers International, Inc.	29,161
3,817	[1]	Wright Express Corp.	106,532
		TOTAL	3,726,655
		Undesignated Consumer Staples – 0.1%
8,100		Block (H&R), Inc.	148,554
		Undesignated Health – 0.0%
6,242	[1]	HealthSouth Corp.	91,196
		Undesignated Technology – 0.0%
793	[1]	RightNow Technologies, Inc.	12,101
		Wireless Telecommunication Services – 0.0%
3,128	[1]	Syniverse Holdings, Inc.	53,583
		TOTAL COMMON STOCKS (IDENTIFIED COST $112,795,527)	118,494,113
		Asset-Backed Securities – 1.3%
$250,000		Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.744%, 2/10/2051	221,571
1,200,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Series 2007-CD5, 5.886%, 11/15/2044	1,139,860
1,000,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Series 2006-C4, 5.509%, 09/15/2039	730,430
32,512		CS First Boston Mortgage Securities Corp. 2002-HE4 AF, 5.51%, 8/25/2032	22,844
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.266%, 2/12/2051	71,749
150,000		Merrill Lynch Mortgage Trust 2008-C1, Series 2008-C1, 5.425%, 02/12/2051	145,131
250,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.485%, 03/12/2051	203,403

140,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	131,611
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,034,700)	2,666,599
		Collateralized Mortgage Obligations – 0.7%
3,042		Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 6.808%, 3/25/2031	3,030
410,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	382,997
10,656		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	11,733
20,636		Federal Home Loan Mortgage Corp REMIC 1384 D, 7.000%, 9/15/2022	22,725
15,651		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.000%, 10/15/2013	16,531
53,825		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	57,523
48,347		Federal National Mortgage Association REMIC 1993-113 SB, 9.748%, 7/25/2023	51,963
5,681		Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	6,231
12,301		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	12,452
35,133		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	37,592
2,781		Government National Mortgage Association REMIC 1999-29 PB, 7.250%, 7/16/2028	2,799
675,000		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.149%, 4/15/2041	625,339
350,000		Morgan Stanley Capital, Inc. A4, 5.881%, 6/11/2049	304,641
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,585,740)	1,535,556
		Corporate Bonds – 9.9%
		Basic Industry — Chemicals – 0.2%
100,000		Albemarle Corp., Sr. Note, 5.100%, 02/01/2015	95,190
70,000		Dow Chemical Co., Note, 8.550%, 05/15/2019	79,994
85,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	91,925
30,000		Du Pont (E.I.) de Nemours & Co., 6.000%, 07/15/2018	33,909
70,000		Praxair, Inc., 4.625%, 03/30/2015	75,441
75,000		Rohm & Haas Co., 6.000%, 09/15/2017	75,803
		TOTAL	452,262
		Basic Industry — Metals & Mining – 0.4%
50,000		Alcan, Inc., 5.000%, 06/01/2015	50,795
85,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	84,067
80,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	91,078
10,000		ArcelorMittal, 6.125%, 6/01/2018	9,912
150,000		BHP Finance (USA), Inc., Company Guarantee, 5.250%, 12/15/2015	165,004
130,000		Barrick Gold Corp., 6.950%, 04/01/2019	148,318
50,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	47,344
85,000		Rio Tinto Finance USA Ltd., 5.875%, 07/15/2013	91,669
85,000		Rio Tinto Finance USA Ltd., 6.500%, 07/15/2018	92,936
		TOTAL	781,123
		Basic Industry — Paper – 0.0%
25,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	27,474
50,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	45,993
		TOTAL	73,467
		Capital Goods — Aerospace & Defense – 0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., 5.200%, 08/15/2015	53,160
125,000		Boeing Co., Note, 5.125%, 02/15/2013	135,062
30,000		Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	31,607
		TOTAL	219,829

		Capital Goods — Building Materials – 0.1%
70,000		RPM International, Inc., 6.500%, 02/15/2018	70,996
55,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	55,281
		TOTAL	126,277
		Capital Goods — Diversified Manufacturing – 0.5%
60,000		Dover Corp., Note, 5.450%, 03/15/2018	64,919
30,000		Emerson Electric Co., 4.875%, 10/15/2019	31,755
100,000		Emerson Electric Co., Unsecd. Note, 5.750%, 11/01/2011	108,771
160,000		Harsco Corp., 5.750%, 05/15/2018	166,544
80,000		Hubbell, Inc., 5.950%, 06/01/2018	83,816
60,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 08/15/2018	66,455
90,000		Roper Industries, Inc., 6.625%, 08/15/2013	98,120
140,000		Textron Financial Corp., 5.400%, 04/28/2013	138,384
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.000%, 02/15/2067	26,850
50,000		Thomas & Betts Corp., Note, 7.250%, 06/01/2013	51,359
130,000		Tyco Electronics Group SA, 5.950%, 01/15/2014	137,025
		TOTAL	973,998
		Capital Goods — Environmental – 0.1%
85,000	[2,3]	Republic Services, Inc., Sr. Unsecd. Note, Series 144A, 5.500%, 09/15/2019	87,750
25,000		Waste Management, Inc., 7.375%, 03/11/2019	29,329
		TOTAL	117,079
		Capital Goods — Packaging – 0.0%
20,000		Pactiv Corp., 6.400%, 01/15/2018	20,973
		Communications — Media & Cable – 0.3%
200,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	218,860
20,000		Cox Communications, Inc., 7.125%, 10/01/2012	22,459
75,000		Cox Communications, Inc., Unsecd. Note, 5.450%, 12/15/2014	80,595
100,000		Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	105,972
30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	36,190
20,000		Time Warner Cable, Inc., Company Guarantee, 8.750%, 02/14/2019	24,671
25,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	26,415
		TOTAL	515,162
		Communications — Media Noncable – 0.1%
75,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	86,126
75,000		News America Holdings, Inc., Sr. Deb., 9.250%, 02/01/2013	87,442
		TOTAL	173,568
		Communications — Telecom Wireless – 0.3%
150,000		AT&T Wireless Services, Inc., 8.750%, 03/01/2031	198,064
100,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	106,298
100,000		Cingular Wireless LLC, Sr. Note, 6.500%, 12/15/2011	110,239
60,000		Vodafone Group PLC, 5.350%, 02/27/2012	64,163
100,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	107,215
		TOTAL	585,979
		Communications — Telecom Wirelines – 0.2%
125,000		Deutsche Telekom International Finance BV, 4.875%, 07/08/2014	132,362
40,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	43,012
100,000		Telecom Italia Capital, Note, 4.875%, 10/01/2010	102,959
60,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	66,499

56,000		Verizon Global Funding, Note, 7.250%, 12/01/2010	59,689
		TOTAL	404,521
		Consumer Cyclical — Automotive – 0.1%
100,000	[2,3]	American Honda Finance Corp., 4.625%, 04/02/2013	102,201
75,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	81,863
		TOTAL	184,064
		Consumer Cyclical — Entertainment – 0.2%
100,000		Time Warner, Inc., 5.500%, 11/15/2011	107,000
180,000		Time Warner, Inc., Company Guarantee, 6.875%, 05/01/2012	198,182
		TOTAL	305,182
		Consumer Cyclical — Lodging – 0.0%
100,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/01/2016	91,159
		Consumer Cyclical — Retailers – 0.3%
70,000		Best Buy Co., Inc., 6.750%, 07/15/2013	75,248
190,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.750%, 06/01/2017	204,111
80,000		Costco Wholesale Corp., 5.300%, 03/15/2012	87,023
85,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	80,750
25,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	27,505
100,000		Target Corp., 5.875%, 03/01/2012	109,657
50,000		Target Corp., Note, 5.875%, 07/15/2016	55,271
40,000		Wal-Mart Stores, Inc., 6.200%, 04/15/2038	45,536
		TOTAL	685,101
		Consumer Non-Cyclical — Food/Beverage – 0.5%
100,000	[2,3]	Bacardi Ltd., Sr. Note, 7.450%, 04/01/2014	114,486
100,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	109,176
30,000		Coca-Cola Enterprises, Inc., 4.250%, 03/01/2015	31,737
60,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	70,053
90,000		General Mills, Inc., Note, 5.700%, 02/15/2017	98,518
135,000		Kellogg Co., 4.250%, 03/06/2013	143,362
40,000		Kellogg Co., Sr. Unsub., 5.125%, 12/03/2012	43,655
75,000		Kraft Foods, Inc., Note, 5.250%, 10/01/2013	79,360
10,000		Kraft Foods, Inc., Note, 6.250%, 06/01/2012	10,844
90,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 02/01/2018	95,450
75,000		PepsiCo, Inc., 4.650%, 02/15/2013	80,905
20,000	[2,3]	Ralcorp Holdings, Inc., Sr. Note, 6.625%, 8/15/2039	20,607
20,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	21,805
50,000		Sysco Corp., Sr. Unsecd. Note, 4.200%, 02/12/2013	52,767
		TOTAL	972,725
		Consumer Non-Cyclical — Health Care – 0.1%
40,000		Baxter International, Inc., 6.250%, 12/01/2037	45,476
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	23,365
190,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	206,385
		TOTAL	275,226
		Consumer Non-Cyclical — Pharmaceuticals – 0.2%
60,000		Abbott Laboratories, 5.150%, 11/30/2012	66,173
125,000		Eli Lilly & Co., Unsecd. Note, 6.570%, 01/01/2016	142,866
100,000		Genentech, Inc., Note, 4.750%, 07/15/2015	108,685

30,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	34,179
100,000		Pharmacia Corp., Sr. Deb., 6.500%, 12/01/2018	117,860
		TOTAL	469,763
		Consumer Non-Cyclical — Products – 0.1%
75,000		Philips Electronics NV, 5.750%, 03/11/2018	80,908
80,000		Whirlpool Corp., 5.500%, 03/01/2013	82,401
		TOTAL	163,309
		Consumer Non-Cyclical — Supermarkets – 0.0%
40,000		Kroger Co., Bond, 6.900%, 04/15/2038	46,680
		Consumer Non-Cyclical — Tobacco – 0.1%
70,000		Altria Group, Inc., 9.250%, 08/06/2019	84,926
30,000		Philip Morris International, Inc., 5.650%, 05/16/2018	32,305
		TOTAL	117,231
		Energy — Independent – 0.1%
50,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	53,011
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	32,845
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	79,322
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	66,444
65,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.250%, 08/01/2017	70,772
		TOTAL	302,394
		Energy — Integrated – 0.1%
200,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	223,570
		Energy — Oil Field Services – 0.0%
80,000		Weatherford International Ltd., 6.000%, 03/15/2018	83,190
		Energy — Refining – 0.1%
100,000		Valero Energy Corp., 6.875%, 04/15/2012	109,058
115,000		Valero Energy Corp., 7.500%, 04/15/2032	113,878
10,000		Valero Energy Corp., 9.375%, 03/15/2019	11,878
35,000		Valero Energy Corp., Note, 4.750%, 04/01/2014	34,927
		TOTAL	269,741
		Financial Institution — Banking – 1.4%
250,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	280,386
125,000	[2,3]	Barclays Bank PLC, 5.926%, 12/31/2049	96,875
130,000	[4]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.250%, 02/01/2018	149,047
50,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	56,874
155,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 03/05/2038	161,233
40,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	40,290
150,000		Credit Suisse First Boston USA, Inc., 5.125%, 01/15/2014	160,013
50,000		Goldman Sachs Group, Inc., 6.000%, 05/01/2014	54,877
25,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	26,128
75,000		Goldman Sachs Group, Inc., Bond, 5.150%, 01/15/2014	79,838
150,000		Goldman Sachs Group, Inc., Note, 5.250%, 10/15/2013	160,506
170,000		Goldman Sachs Group, Inc., Sr. Note, 6.150%, 04/01/2018	182,534
70,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	73,689
250,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 04/01/2014	261,546
100,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 09/15/2014	106,336
90,000		M & T Bank Corp., 5.375%, 05/24/2012	93,604

35,000		Morgan Stanley, Sr. Unsecd. Note, 5.950%, 12/28/2017	36,139
70,000		Morgan Stanley, Sr. Unsecd. Note, 6.000%, 04/28/2015	75,393
110,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	119,380
30,000		Northern Trust Corp., 4.625%, 05/01/2014	32,286
200,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	200,824
20,000		State Street Corp., Sr. Note, 4.300%, 05/30/2014	20,975
200,000		Wachovia Bank N.A., 4.800%, 11/01/2014	205,274
30,000		Wachovia Corp., 5.750%, 02/01/2018	31,542
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	100,731
75,000		Zions Bancorp, Sub. Note, 5.500%, 11/16/2015	58,629
		TOTAL	2,864,949
		Financial Institution — Brokerage – 0.5%
250,000		Blackrock, Inc., 6.250%, 09/15/2017	273,336
45,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	48,212
120,000		Eaton Vance Corp., 6.500%, 10/02/2017	128,098
150,000	[2,3]	FMR LLC, Bond, 7.57%, 6/15/2029	170,408
100,000		Invesco Ltd., Note, 4.500%, 12/15/2009	100,323
75,000		Janus Capital Group, Inc., Sr. Note, 6.500%, 06/15/2012	74,669
80,000		Janus Capital Group, Inc., Sr. Note, 6.950%, 06/15/2017	76,130
60,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	65,389
55,000		Raymond James Financial, Inc., 8.600%, 08/15/2019	60,191
		TOTAL	996,756
		Financial Institution — Finance Noncaptive – 0.8%
100,000		American Express Co., 4.875%, 07/15/2013	103,471
65,000		American Express Co., Sr. Unsecd. Note, 8.125%, 05/20/2019	78,070
150,000		American Express Credit Corp., 5.875%, 05/02/2013	161,183
100,000		American General Finance Corp., 4.000%, 03/15/2011	85,907
110,000		Berkshire Hathaway, Inc., Company Guarantee, 5.000%, 08/15/2013	119,784
120,000		Capital One Capital IV, 6.745%, 02/17/2037	98,100
5,000		Capital One Capital V, 10.250%, 08/15/2039	5,721
410,000		General Electric Capital Corp., 5.625%, 05/01/2018	426,084
200,000		General Electric Capital Corp., Note, 4.875%, 03/04/2015	206,795
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	79,500
200,000	[2,3]	ILFC E-Capital Trust I, 5.900%, 12/21/2065	96,000
100,000		International Lease Finance Corp., 4.875%, 09/01/2010	95,562
100,000		International Lease Finance Corp., 6.625%, 11/15/2013	76,188
20,000	[2,3]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	21,612
		TOTAL	1,653,977
		Financial Institution — Insurance — Health – 0.1%
75,000		Aetna US Healthcare, 5.750%, 06/15/2011	79,273
60,000		CIGNA Corp., 6.350%, 03/15/2018	59,056
100,000		UnitedHealth Group, Inc., Bond, 6.000%, 02/15/2018	106,211
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	47,758
		TOTAL	292,298
		Financial Institution — Insurance — Life – 0.4%
200,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	224,846
80,000	[2,3]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 06/01/2039	98,576

70,000		MetLife, Inc., 6.750%, 06/01/2016	78,203
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2069	12,189
50,000	[2,3]	New York Life Insurance Co., Sub. Note, 6.750%, 11/15/2039	50,318
85,000	[2,3]	Pacific Life Global Funding, Note, 5.150%, 04/15/2013	89,277
120,000		Prudential Financial, Inc., 5.150%, 01/15/2013	125,825
85,000		Prudential Financial, Inc., 6.625%, 12/01/2037	86,367
		TOTAL	765,601
		Financial Institution — Insurance — P&C – 0.3%
90,000		ACE INA Holdings, Inc., 5.600%, 05/15/2015	97,853
91,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	97,552
100,000		Allstate Corp., Unsecd. Note, 5.000%, 08/15/2014	106,145
75,000		CNA Financial Corp., 6.500%, 08/15/2016	71,762
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	21,823
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 03/15/2014	94,767
25,000	[2,3]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 08/15/2039	26,013
100,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	110,328
		TOTAL	626,243
		Financial Institution — REITs – 0.2%
40,000		AMB Property LP, 6.300%, 06/01/2013	40,273
30,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	30,831
55,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	55,528
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	17,922
75,000		Liberty Property LP, 6.625%, 10/01/2017	73,959
100,000		Prologis, Sr. Note, 5.500%, 04/01/2012	101,400
95,000		Simon Property Group LP, 6.125%, 05/30/2018	98,678
35,000		Simon Property Group LP, 6.750%, 05/15/2014	38,066
		TOTAL	456,657
		Oil & Gas – 0.1%
150,000	[2,3]	Petroleos Mexicanos, 4.875%, 03/15/2015	149,418
		Technology – 0.5%
40,000		BMC Software, Inc., 7.250%, 06/01/2018	43,587
60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	66,396
200,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	219,501
75,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.500%, 03/15/2011	79,284
90,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	101,243
65,000		Harris Corp., 5.950%, 12/01/2017	70,174
110,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	119,196
100,000		IBM Corp., Deb., 8.375%, 11/01/2019	131,134
70,000		KLA-Tencor Corp., 6.900%, 05/01/2018	73,435
150,000		Oracle Corp., 6.500%, 04/15/2038	172,242
		TOTAL	1,076,192
		Transportation — Airlines – 0.0%
75,000		Southwest Airlines Co., 6.500%, 03/01/2012	78,912
		Transportation — Railroads – 0.2%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	79,523
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	111,024
100,000		Norfolk Southern Corp., Note, 6.750%, 02/15/2011	106,592

100,000		Union Pacific Corp., 4.875%, 01/15/2015	105,064
		TOTAL	402,203
		Transportation — Services – 0.0%
90,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	92,926
		Utility — Electric – 0.9%
150,000		Alabama Power Co., 5.700%, 02/15/2033	158,960
70,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	84,441
100,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	95,130
105,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 03/15/2018	113,641
100,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.500%, 09/15/2016	106,999
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	5,796
60,000	[2,3]	Electricite De France, 5.500%, 01/26/2014	66,024
100,000		Exelon Generation Co. LLC, Note, 5.350%, 01/15/2014	106,822
100,000		FPL Group Capital, Inc., Unsecd. Note, 5.350%, 06/15/2013	108,566
4,000		FirstEnergy Corp., 6.450%, 11/15/2011	4,326
40,000	[2,3]	FirstEnergy Solutions Corp., Company Guarantee, Series 144A, 6.050%, 08/15/2021	41,547
50,000	[2,3]	FirstEnergy Solutions Corp., Series 144A, 4.800%, 02/15/2015	52,025
41,635	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	44,385
40,000		National Rural Utilities Cooperative Finance Corp., 5.450%, 02/01/2018	42,304
90,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.500%, 07/01/2013	97,774
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	86,411
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	48,072
100,000		PSEG Power LLC, Company Guarantee, 7.750%, 04/15/2011	108,181
75,000		PSI Energy, Inc., Bond, 6.050%, 06/15/2016	82,892
50,000		Progress Energy, Inc., 7.050%, 03/15/2019	57,790
90,000		Union Electric Co., 6.000%, 04/01/2018	97,059
80,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.000%, 06/30/2019	83,745
90,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	98,668
		TOTAL	1,791,558
		Utility — Natural Gas Distributor – 0.1%
40,000		Atmos Energy Corp., 5.125%, 01/15/2013	42,119
20,000		Atmos Energy Corp., 8.500%, 03/15/2019	24,840
55,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	60,630
		TOTAL	127,589
		Utility — Natural Gas Pipelines – 0.2%
150,000		Consolidated Natural Gas Co., 5.000%, 12/01/2014	160,081
75,000		Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	81,472
40,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	42,725
65,000		Enterprise Products Operating LLC, Company Guarantee, 9.750%, 01/31/2014	78,488
100,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	93,749
		TOTAL	456,515
		TOTAL CORPORATE BONDS (IDENTIFIED COST $19,668,703)	20,465,367
		Government/AgencY – 0.0%
		Sovereign – 0.0%
75,000		United Mexican States, 6.625%, 03/03/2015 (IDENTIFIED COST $80,151)	82,687

		Government Agencies – 1.9%
750,000		Federal Home Loan Mortgage Corp., 5.500%, 7/18/2016	851,033
2,750,000		Federal National Mortgage Association, 4.375%, 3/15/2013	2,981,852
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $3,594,199)	3,832,885
		Mortgage-Backed Securities – 0.0%
11,853		Federal National Mortgage Association Pool 408761, 7.000%, 12/1/2012	12,490
6,907		Federal National Mortgage Association Pool 512255, 7.500%, 9/1/2014	7,442
17,102		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016	18,587
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $37,021)	38,519
		municipals – 0.0%
		Municipal Services – 0.0%
70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	74,984
		U.S. Treasury – 0.2%
250,000		United States Treasury Bill, 0.06%, 12/24/2009	249,986
150,000	[5]	United States Treasury Note, 4.125%, 5/15/2015	162,621
		TOTAL U.S. TREASURY (IDENTIFIED COST $406,230)	412,607
		Exchange-Traded Funds – 15.0%
293,500		iShares MSCI Emerging Market Fund	11,023,860
341,000		iShares MSCI EAFE Index Fund	18,175,300
72,000	[1]	PowerShares DB Agriculture Fund	1,841,040
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $25,256,775)	31,040,200
		Mutual Funds – 14.0%;6
85,774		Emerging Markets Fixed Income Core Fund	2,026,137
1,493,904		Federated Mortgage Core Portfolio	15,148,184
729,100		High Yield Bond Portfolio	4,454,804
7,315,118	[7]	Prime Value Obligations Fund, Institutional Shares, 0.22%	7,315,118
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $27,793,231)	28,944,243
		TOTAL INVESTMENTS — 100.2% (IDENTIFIED COST $194,322,277)[8]	207,587,760
		OTHER ASSETS AND LIABILITIES - NET — (0.2)%[9]	(375,137)
		TOTAL NET ASSETS — 100%	$207,212,623
  At October 31, 2009, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1]United States Treasury Bond 30-Year Long Futures	11	$1,321,719	December 2009	$ 28,593
[1]United States Treasury Note 2-Year Short Futures	90	$19,584,844	December 2009	$ (148,945)
[1]United States Treasury Note 5-Year Short Futures	8	$931,625	December 2009	$ 1,623
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$ (118,729)
  Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

    Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Shares of other mutual funds are valued based upon their reported NAVs.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.

  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securites. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.

  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events,the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds*	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$115,502,883	$ —	$ —	$115,502,883
International	2,991,230			2,991,230
Debt Securities:
Asset-Backed Securities	—	2,666,599	—	2,666,599
Collateralized Mortgage Obligations	—	1,535,556	—	1,535,556
Corporate Bonds	—	20,465,367	—	20,465,367
Government/Agency	—	82,687	—	82,687
Government Agencies	—	3,832,885	—	3,832,885
Mortgage-Backed Securities	—	38,519	—	38,519
Municipal	—	74,984	—	74,984
U.S. Treasury	—	412,607	—	412,607
Exchange-Traded Funds	—	31,040,200		31,040,200
Mutual Funds	$28,944,243	$ —	$ —	$28,944,243
TOTAL SECURITIES	$147,438,356	$60,149,404	$ —	$207,587,760
OTHER FINANCIAL INSTRUMENTS**	$(118,729)	$ —	$ —	$(118,729)
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.
**	Other financial instruments include futures contracts.
    The following acronyms are used throughout this portfolio:
GO	— General Obligation
MTN	— Medium Term Note
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit

  Federated MDT Large Cap Growth Fund

  Portfolio of Investments

  October 31, 2009 (unaudited)

Shares			Value
		Common Stocks – 97.9%
		Aerospace & Defense – 1.7%
33,642		Raytheon Co.	1,523,310
		Agricultural Chemicals – 0.2%
4,221		Scotts Co.	171,457
		Auto Original Equipment Manufacturers – 0.4%
15,881		Johnson Controls, Inc.	379,873
		Biotechnology – 0.1%
1,535	[1]	Gilead Sciences, Inc.	65,314
		Building Materials – 0.1%
7,108		Masco Corp.	83,519
		Cable TV – 2.7%
23,366	[1]	Discovery Communications, Inc.	642,565
63,230	[1]	Viacom, Inc., Class B	1,744,516
		TOTAL	2,387,081
		Capital Markets – 0.2%
5,661		Eaton Vance Corp.	160,716
		Commodity Chemicals – 0.2%
7,398		Celanese Corp.	203,075
		Communications Equipment – 0.5%
10,805		Harris Corp.	450,785
		Computers — High End – 4.7%
34,429		IBM Corp.	4,152,482
		Computers — Midrange – 4.5%
84,144		Hewlett-Packard Co.	3,993,474
		Consumer Non-Cyclical — Products – 0.1%
3,226		Mead Johnson Nutrition Co.	135,621
		Containers & Packaging – 0.6%
12,649	[1]	Owens-Illinois, Inc.	403,250
6,710	[1]	Pactiv Corp.	154,934
		TOTAL	558,184
		Contracting – 0.5%
9,446	[1]	IHS, Inc., Class A	488,925
		Crude Oil & Gas Production – 1.0%
25,792	[1]	EXCO Resources, Inc.	402,871
9,519	[1]	Ultra Petroleum Corp.	462,147
		TOTAL	865,018
		Defense Aerospace – 1.7%
3,429	[1]	Alliant Techsystems, Inc.	266,708
13,675		General Dynamics Corp.	857,422
5,424		Lockheed Martin Corp.	373,117
203	[1]	TransDigm Group, Inc.	7,954
		TOTAL	1,505,201

		Ethical Drugs – 4.2%
47,437		Abbott Laboratories	2,398,889
43,381	[1]	Forest Laboratories, Inc., Class A	1,200,352
4,196	[1]	Valeant Pharmaceuticals International	123,363
		TOTAL	3,722,604
		Financial Services – 5.1%
41,057		Equifax, Inc.	1,124,141
15,431		Lazard Ltd., Class A	582,520
14,411	[1]	MSCI, Inc., Class A	438,094
3,669		Mastercard, Inc.	803,584
14,184		Moody's Corp.	335,877
47,385		Total System Services, Inc.	756,739
28,016		Western Union Co.	509,051
		TOTAL	4,550,006
		Food Products – 4.7%
27,813		General Mills, Inc.	1,833,433
22,657		H.J. Heinz Co.	911,718
28,463		Kellogg Co.	1,466,983
		TOTAL	4,212,134
		Generic Drugs – 0.2%
11,114	[1]	Mylan Laboratories, Inc.	180,491
		Health Care Equipment & Supplies – 0.6%
6,368		Dentsply International, Inc.	209,889
8,127	[1]	Inverness Medical Innovations, Inc.	308,907
		TOTAL	518,796
		Health Care Providers & Services – 5.5%
10,277	[1]	Express Scripts, Inc., Class A	821,338
71,962	[1]	Medco Health Solutions, Inc.	4,038,507
		TOTAL	4,859,845
		Home Health Care – 0.5%
13,060	[1]	Lincare Holdings, Inc.	410,215
		Home Products – 0.3%
4,716		Church and Dwight, Inc.	268,246
		Hotels – 0.3%
17,597		Wyndham Worldwide Corp.	300,029
		Internet Services – 6.4%
32,700	[1]	Amazon.com, Inc.	3,885,087
11,586	[1]	Priceline.com, Inc.	1,828,155
		TOTAL	5,713,242
		IT Services – 1.8%
14,761	[1]	Alliance Data Systems Corp.	811,560
11,085		Global Payments, Inc.	545,715
5,933		Lender Processing Services	236,133
		TOTAL	1,593,408
		Life Sciences Tools & Services – 0.4%
2,122		Life Technologies, Inc.	100,095
  1

2,509	[1]	Mettler-Toledo International, Inc.	244,627
		TOTAL	344,722
		Magazine Publishing – 0.6%
18,549		McGraw-Hill Cos., Inc.	533,840
		Medical Supplies – 0.4%
16,754		AmerisourceBergen Corp.	371,101
		Medical Technology – 0.4%
5,008	[1]	Millipore Corp.	335,586
		Metal Containers – 2.1%
33,103		Ball Corp.	1,632,971
8,446	[1]	Crown Holdings, Inc.	225,086
		TOTAL	1,858,057
		Miscellaneous Components – 1.3%
29,105		Amphenol Corp., Class A	1,167,693
		Miscellaneous Machinery – 0.5%
13,759	[1]	Dresser-Rand Group, Inc.	405,478
		Multi-Industry Capital Goods – 4.3%
61,708		United Technologies Corp.	3,791,957
		Mutual Fund Adviser – 0.6%
8,195	[1]	Affiliated Managers Group	520,300
		Outpatient Clinics – 0.5%
8,554	[1]	DaVita, Inc.	453,619
		Packaged Foods – 1.1%
19,487		Campbell Soup Co.	618,712
10,439		Hershey Foods Corp.	394,490
		TOTAL	1,013,202
		Personal Products – 7.6%
20,750		Avon Products, Inc.	665,038
18,657		Colgate-Palmolive Co.	1,467,000
23,328		Kimberly-Clark Corp.	1,426,740
55,858		Procter & Gamble Co.	3,239,764
		TOTAL	6,798,542
		Pharmaceuticals – 1.3%
20,207		Allergan, Inc.	1,136,644
		Pollution Control – 0.1%
2,969	[1]	Waste Connections, Inc.	93,316
		Restaurant – 1.8%
7,335	[1]	Green Mountain Coffee, Inc.	488,144
34,794		Yum! Brands, Inc.	1,146,462
		TOTAL	1,634,606
		Securities Brokerage – 1.1%
51,551	[1]	TD Ameritrade Holding Corp.	994,934
		Semiconductors & Semiconductor Equipment – 1.8%
50,584		Linear Technology Corp.	1,309,114
22,230		National Semiconductor Corp.	287,656
		TOTAL	1,596,770
  2

		Services to Medical Professionals – 1.3%
20,499		Quest Diagnostics, Inc.	1,146,509
		Soft Drinks – 0.4%
17,712		Coca-Cola Enterprises, Inc.	337,768
		Software Packaged/Custom – 8.5%
7,905	[1]	Ansys, Inc.	320,785
15,779	[1]	BMC Software, Inc.	586,348
101,866		CA, Inc.	2,131,037
9,030	[1]	McAfee, Inc.	378,176
11,481	[1]	Nuance Communications, Inc.	150,516
182,991	[1]	Oracle Corp.	3,861,110
3,952		Rovi Corp.	108,877
		TOTAL	7,536,849
		Specialty Retailing – 1.9%
1,055	[1]	AutoZone, Inc.	142,752
48,454	[1]	Expedia, Inc.	1,098,452
15,364		Limited Brands, Inc.	270,406
10,610		Penske Automotive Group, Inc.	166,153
		TOTAL	1,677,763
		Telecommunication Equipment & Services – 0.9%
18,495		Qualcomm, Inc.	765,878
		Textiles Apparel & Luxury Goods – 0.5%
11,095		Phillips Van Heusen Corp.	445,464
		Tobacco – 5.5%
15,260		Altria Group, Inc.	276,359
8,220	[1]	Lorillard, Inc.	638,858
84,925		Philip Morris International, Inc.	4,022,048
		TOTAL	4,937,265
		Undesignated Consumer Cyclicals – 4.2%
2,793	[1]	Apollo Group, Inc., Class A	159,480
6,958		DeVRY, Inc.	384,708
11,806	[1]	FTI Consulting, Inc.	481,803
9,366		Herbalife Ltd.	315,166
12,973	[1]	ITT Educational Services, Inc.	1,172,111
20,302	[1]	Iron Mountain, Inc.	495,978
3,452		Strayer Education, Inc.	700,652
		TOTAL	3,709,898
		TOTAL COMMON STOCKS (IDENTIFIED COST $81,250,049)	87,060,812
		Mutual Fund – 2.0%
1,774,651	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	1,774,651
		TOTAL INVESTMENTS — 99.9% (IDENTIFIED COST $83,024,700)[4]	88,835,463
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[5]	100,072
		TOTAL NET ASSETS — 100%	$88,935,535
  3

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	At October 31, 2009, the cost of investments for federal tax purposes was $83,024,700. The net unrealized appreciation of investments for federal tax purposes was $5,810,763. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,130,056 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,319,293.
5	Assets, other than investments in securities, less liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Shares of other mutual funds are valued based upon their reported NAVs.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the (“Trustees”).
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts.
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  4

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$86,163,126	$ —	$ —	$86,163,126
International	897,686	—	—	897,686
Mutual Fund	1,774,651	—	—	1,774,651
TOTAL SECURITIES	$88,835,463	$ —	$ —	$88,835,463
  5

  Federated MDT Large Cap Value Fund

  Portfolio of Investments

  October 31, 2009 (unaudited)

Shares			Value
		Common Stocks – 92.0%
		Agricultural Chemicals – 1.2%
102		Bunge Ltd.	5,820
25		FMC Corp.	1,278
		TOTAL	7,098
		Biotechnology – 1.1%
120	[1]	Amgen, Inc.	6,448
		Cable TV – 0.6%
76	[1]	Discovery Communications Inc.	2,090
59	[1]	Viacom, Inc., Class B	1,628
		TOTAL	3,718
		Cogeneration – 0.5%
205	[1]	Mirant Corp.	2,866
		Commodity Chemicals – 0.5%
60		Eastman Chemical Co.	3,151
		Computer Peripherals – 0.6%
134	[1]	Lexmark International Group, Class A	3,417
		Crude Oil & Gas Production – 3.8%
936		Chesapeake Energy Corp.	22,932
		Defense Aerospace – 3.3%
242		General Dynamics Corp.	15,173
68		Lockheed Martin Corp.	4,678
		TOTAL	19,851
		Defense Electronics – 3.4%
42		Grainger (W.W.), Inc.	3,937
69		L-3 Communications Holdings, Inc.	4,988
192		Northrop Grumman Corp.	9,625
34		Raytheon Co.	1,539
		TOTAL	20,089
		Diversified Oil – 2.7%
263		Murphy Oil Corp.	16,080
		Electric Utility – 5.8%
336		Edison International	10,692
458		Sempra Energy	23,564
		TOTAL	34,256
		Electronic Instruments – 1.2%
164	[1]	Thermo Fisher Scientific Inc.	7,380
		Electronics Stores – 0.4%
136		RadioShack Corp.	2,297
		Financial Services – 2.1%
359		Ameriprise Financial, Inc.	12,446
		Food Products – 2.3%
204		General Mills, Inc.	13,448

		Gas Distributor – 0.7%
83		Energen Corp.	3,642
17	[1]	Southern Union Co.	333
		TOTAL	3,975
		Grocery Chain – 1.7%
454		Safeway Inc.	10,138
		Health Care Providers & Services – 0.2%
37	[1]	Community Health Systems, Inc.	1,157
		Hospitals – 0.2%
23		Universal Health Services, Inc., Class B	1,280
		Industrial Machinery – 0.5%
32		Flowserve Corp.	3,143
		Insurance Brokerage – 1.2%
207		Endurance Specialty Holdings Ltd.	7,450
		Integrated Domestic Oil – 6.3%
502		ConocoPhillips	25,190
383		Marathon Oil Corp.	12,245
		TOTAL	37,435
		Integrated International Oil – 8.1%
320		Chevron Corp.	24,493
329		Exxon Mobil Corp.	23,579
		TOTAL	48,072
		Life Insurance – 2.7%
335		MetLife, Inc.	11,400
99		Prudential Financial, Inc.	4,478
		TOTAL	15,878
		Medical Supplies – 2.1%
100		AmerisourceBergen Corp.	2,215
176		McKesson HBOC, Inc.	10,336
		TOTAL	12,551
		Medical Technology – 1.2%
141	[1]	Zimmer Holdings, Inc.	7,412
		Metal Containers – 0.4%
46		Ball Corp.	2,269
		Miscellaneous Machinery – 3.5%
296		Illinois Tool Works, Inc.	13,592
86		Parker-Hannifin Corp.	4,555
29		Rockwell Automation, Inc.	1,188
25		SPX Corp.	1,319
		TOTAL	20,654
		Motion Pictures – 0.2%
32	[1]	Dreamworks Animation SKG, Inc.	1,024
		Multi-Industry Capital Goods – 1.5%
149		United Technologies Corp.	9,156
		Multi-Line Insurance – 0.2%
61		Unum Group	1,217
  1

		Packaged Foods – 3.2%
43		Campbell Soup Co.	1,365
649		Kraft Foods, Inc., Class A	17,861
		TOTAL	19,226
		Personal Products – 3.8%
390		Procter & Gamble Co.	22,620
		Property Liability Insurance – 12.7%
185		Allied World Assurance Holdings Ltd.	8,281
87		American Financial Group, Inc.	2,140
460	[1]	CNA Financial Corp.	10,014
238		Chubb Corp.	11,548
168		Everest Re Group Ltd.	14,698
367		HCC Insurance Holdings, Inc.	9,685
250		RenaissanceRe Holdings Ltd.	13,125
119		The Travelers Cos., Inc.	5,925
		TOTAL	75,416
		Railroad – 1.0%
136		CSX Corp.	5,736
		Regional Bank – 0.1%
71	[1]	TFS Financial Corp.	828
		Securities Brokerage – 3.6%
126		Goldman Sachs Group, Inc.	21,441
		Semiconductor Manufacturing – 0.4%
146		Maxim Integrated Products, Inc.	2,434
		Services to Medical Professionals – 6.0%
198		Aetna, Inc.	5,154
3	[1]	Health Net, Inc.	45
56	[1]	Medco Health Solutions, Inc.	3,142
517		UnitedHealth Group, Inc.	13,416
300	[1]	Wellpoint, Inc.	14,028
		TOTAL	35,785
		Software Packaged/Custom – 0.6%
166	[1]	Activision Blizzard, Inc.	1,798
37	[1]	DST Systems, Inc.	1,543
		TOTAL	3,341
		Technology Hardware & Equipment – 0.2%
72	[1]	EMC Corp.	1,186
		Telephone Utility – 0.2%
36		Telephone and Data System, Inc.	1,066
		TOTAL COMMON STOCKS (IDENTIFIED COST $517,319)	547,367
  2

		Mutual Fund – 14.4%
85,546	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	85,546
		TOTAL INVESTMENTS — 106.4% (IDENTIFIED COST $602,865)[4]	632,913
		OTHER ASSETS AND LIABILITIES - NET — (6.4)%[5]	(37,968)
		TOTAL NET ASSETS — 100%	$594,945
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	At October 31, 2009, the cost of investments for federal tax purposes was $602,865. The net unrealized appreciation of investments for federal tax purposes was $30,048. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $41,392 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,344.
5	Assets, other than investments in securities, less liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Shares of other mutual funds are valued based upon their reported NAVs.
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  3

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts.
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$503,813	$ —	$ —	$503,813
International	43,554	—	—	43,554
Mutual Fund	85,546	—	—	85,546
TOTAL SECURITIES	$632,913	$ —	$ —	$632,913

  4

  Federated MDT Mid Cap Growth Fund

  Portfolio of Investments

  October 31, 2009 (unaudited)

Shares			Value
		Common Stocks – 98.1%
		Agricultural Chemicals – 3.5%
16,688		Scotts Co.	677,867
		Apparel – 1.9%
4,956		Polo Ralph Lauren Corp., Class A	368,826
		Biotechnology – 0.4%
1,528	[1]	Hospira, Inc.	68,210
		Cable TV – 0.2%
1,211		Scripps Networks Interactive	45,727
		Capital Markets – 0.3%
1,808		Eaton Vance Corp.	51,329
		Clothing Stores – 6.8%
5,527	[1]	Aeropostale, Inc.	207,428
5,616		Guess ?, Inc.	205,265
11,049		Ross Stores, Inc.	486,267
13,187	[1]	Urban Outfitters, Inc.	413,808
		TOTAL	1,312,768
		Computer Services – 4.1%
20,520	[1]	Cognizant Technology Solutions Corp.	793,098
		Computers & Peripherals – 3.7%
26,202	[1]	NetApp, Inc.	708,764
		Construction Machinery – 0.1%
442		Joy Global, Inc.	22,281
		Defense Aerospace – 3.0%
7,300	[1]	Alliant Techsystems, Inc.	567,794
241	[1]	TransDigm Group, Inc.	9,442
		TOTAL	577,236
		Discount Department Stores – 1.8%
7,630	[1]	Dollar Tree, Inc.	344,342
		Electronic Instruments – 0.7%
3,064	[1]	Dolby Laboratories, Class A	128,504
		Ethical Drugs – 2.7%
17,508	[1]	Valeant Pharmaceuticals International	514,735
		Financial Services – 1.0%
5,416	[1]	MSCI, Inc., Class A	164,646
762		Principal Financial Group	19,081
		TOTAL	183,727
		Furniture – 0.2%
1,837		Leggett and Platt, Inc.	35,509
		Generic Drugs – 5.1%
48,003	[1]	Mylan Laboratories, Inc.	779,569
5,197		Perrigo Co.	193,276
		TOTAL	972,845

		Health Care Providers & Services – 1.6%
9,926	[1]	Community Health Systems, Inc.	310,485
		Home Products – 0.3%
1,508		Tupperware Brands Corp.	67,890
		Industrial Machinery – 0.1%
219		Flowserve Corp.	21,508
		Internet Services – 5.0%
4,614	[1]	NetFlix, Inc.	246,619
4,566	[1]	Priceline.com, Inc.	720,469
		TOTAL	967,088
		Jewelry Stores – 0.8%
3,848		Tiffany & Co.	151,188
		Medical Supplies – 3.0%
17,409	[1]	Kinetic Concepts, Inc.	577,805
		Medical Technology – 4.1%
3,190	[1]	Intuitive Surgical, Inc.	785,857
		Miscellaneous Components – 2.3%
10,969		Amphenol Corp., Class A	440,076
		Miscellaneous Machinery – 1.5%
2,441		MSC Industrial Direct Co.	105,085
3,415		Nordson Corp.	180,210
		TOTAL	285,295
		Mutual Fund Adviser – 3.1%
8,508	[1]	Affiliated Managers Group	540,173
2,056		Waddell & Reed Financial, Inc., Class A	57,691
		TOTAL	597,864
		Personnel Agency – 0.5%
2,623	[1]	Hewitt Associates, Inc.	93,169
		Plastic Containers – 2.8%
23,203	[1]	Pactiv Corp.	535,757
		Restaurant – 1.3%
3,636	[1]	Green Mountain Coffee, Inc.	241,976
		Semiconductor Manufacturing – 7.6%
19,308		Altera Corp.	382,105
16,030		Linear Technology Corp.	414,856
22,752	[1]	Marvell Technology Group Ltd.	312,158
3,841	[1]	Silicon Laboratories, Inc.	160,938
8,361		Xilinx, Inc.	181,852
		TOTAL	1,451,909
		Soft Drinks – 4.2%
42,247		Coca-Cola Enterprises, Inc.	805,650
		Software Packaged/Custom – 8.8%
38,151		CA, Inc.	798,119
6,996	[1]	F5 Networks, Inc.	314,051
21,086		Rovi Corp.	580,919
		TOTAL	1,693,089
  1

		Specialty Retailing – 4.0%
9,419	[1]	Bed Bath & Beyond, Inc.	331,643
2,791	[1]	Big Lots, Inc.	69,915
4,074	[1]	Dick's Sporting Goods, Inc.	92,439
12,164	[1]	Expedia, Inc.	275,758
		TOTAL	769,755
		Textiles Apparel & Luxury Goods – 4.4%
21,721	[1]	Coach, Inc.	716,141
3,407		Phillips Van Heusen Corp.	136,791
		TOTAL	852,932
		Undesignated Consumer Cyclicals – 7.2%
12,178	[1]	Apollo Group, Inc., Class A	695,364
4,208		DeVRY, Inc.	232,660
3,434	[1]	ITT Educational Services, Inc.	310,262
5,520	[1]	Weight Watchers International, Inc.	146,335
		TOTAL	1,384,621
		TOTAL COMMON STOCKS (IDENTIFIED COST $17,483,170)	18,839,682
		Mutual Fund – 2.2%
422,245	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	422,245
		TOTAL INVESTMENTS — 100.3% (IDENTIFIED COST $17,905,415)[4]	19,261,927
		OTHER ASSETS AND LIABILITIES - NET — (0.3)%[5]	(55,171)
		TOTAL NET ASSETS — 100%	$19,206,756
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	At October 31, 2009, the cost of investments for federal tax purposes was $17,905,415. The net unrealized appreciation of investments for federal tax purposes was $1,356,512. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,631,545 and net unrealized depreciation from investments for those securities having an excess of cost over value of $275,033.
5	Assets, other than investments in securities, less liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Shares of other mutual funds are valued based upon their reported NAVs.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  2

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts.
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$18,527,524	$ —	$ —	$18,527,524
International	312,158	—	—	312,158
Mutual Fund	422,245	—	—	422,245
TOTAL SECURITIES	$19,261,927	$ —	$ —	$19,261,927
  3

  Federated MDT Small Cap Core Fund

  Portfolio of Investments

  October 31, 2009 (unaudited)

Shares			Value
		Common Stocks – 98.4%
		Airline — National – 0.7%
5,493		Aircastle Ltd.	43,505
		Airline — Regional – 1.2%
1,155	[1]	Alaska Air Group, Inc.	29,706
3,446		SkyWest, Inc.	48,141
		TOTAL	77,847
		Apparel – 2.4%
3,348	[1]	Carter's, Inc.	79,013
3,380		Jones Apparel Group, Inc.	60,468
361		Oxford Industries, Inc.	6,986
324	[1]	Zumiez, Inc.	4,364
		TOTAL	150,831
		Auto Original Equipment Manufacturers – 0.6%
1,585		ArvinMeritor, Inc.	12,379
2,047	[1]	Tenneco Automotive, Inc.	27,880
		TOTAL	40,259
		Auto Rentals – 0.3%
864	[1]	Dollar Thrifty Automotive Group	15,993
		Biotechnology – 0.2%
1,276	[1]	Affymetrix, Inc.	6,673
623	[1]	Nektar Therapeutics	5,059
		TOTAL	11,732
		Building Materials – 1.0%
368		Apogee Enterprises, Inc.	4,872
524	[1]	Drew Industries, Inc.	10,029
889		Quanex Building Products Corp.	13,220
1,020		Universal Forest Products, Inc.	36,394
		TOTAL	64,515
		Clothing Stores – 4.1%
1,065	[1]	Gymboree Corp.	45,337
3,632	[1]	J. Crew Group, Inc.	148,113
2,350		Mens Wearhouse, Inc.	54,449
683	[1]	Stein Mart, Inc.	6,489
		TOTAL	254,388
		Commodity Chemicals – 3.4%
1,460		Newmarket Corp.	136,510
2,657	[1]	Solutia, Inc.	29,227
297		Stepan Co.	17,000
1,358		Westlake Chemical Corp.	32,986
		TOTAL	215,723
		Computer Peripherals – 0.1%
689	[1]	Aruba Networks, Inc.	5,388
		Computer Services – 1.2%
953	[1]	Synnex Corp.	24,521

360		Syntel, Inc.	12,899
1,268		Unisys Corp.	36,949
		TOTAL	74,369
		Cosmetics & Toiletries – 0.7%
1,387	[1]	Helen of Troy Ltd.	31,679
789	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	11,946
		TOTAL	43,625
		Crude Oil & Gas Production – 1.5%
882	[1]	ATP Oil & Gas Corp.	15,267
1,508	[1]	Arena Resources, Inc.	56,188
2,055		W&T Offshore, Inc.	23,941
		TOTAL	95,396
		Department Stores – 0.4%
1,953		Dillards, Inc., Class A	26,600
		Discount Department Stores – 0.4%
1,791	[1]	99 Cents Only Stores	20,364
397		Pricesmart, Inc.	7,662
		TOTAL	28,026
		Diversified Leisure – 0.4%
1,215	[1]	Gaylord Entertainment Co.	18,261
216	[1]	Life Time Fitness, Inc.	4,655
		TOTAL	22,916
		Electric & Electrical Original Equipment Manufacturers – 1.1%
2,151	[1]	American Superconductor Corp.	72,102
		Electric Utility – 5.9%
1,883		Avista Corp.	35,702
6,412		Idacorp, Inc.	180,113
1,266		PNM Resources, Inc.	13,571
4,958		UniSource Energy Corp.	143,187
		TOTAL	372,573
		Electronic Components – 0.2%
924	[1]	Volterra Semiconductor Corp.	12,797
		Electronic Instruments – 1.1%
2,079	[1]	Cymer, Inc.	71,185
		Ethical Drugs – 3.0%
6,337	[1]	Valeant Pharmaceuticals International	186,308
		Financial Services – 2.8%
1,536	[1]	America's Car-Mart, Inc.	31,841
3,263		Deluxe Corp.	46,432
3,249		Hercules Technology Growth Capital, Inc.	30,476
1,061	[1]	Nelnet, Inc., Class A	14,886
1,248	[1]	PHH Corp.	20,168
2,580	[1]	Verifone Holdings, Inc.	34,314
		TOTAL	178,117
		Food Wholesaling – 0.1%
496	[1]	Winn-Dixie Stores, Inc.	5,501
  1

		Furniture – 1.4%
1,580		La-Z Boy Chair Co.	11,218
3,831		Tempur-Pedic International, Inc.	74,206
		TOTAL	85,424
		Gas Distributor – 0.6%
672		Southwest Gas Corp.	16,793
535		WGL Holdings, Inc.	17,687
		TOTAL	34,480
		Generic Drugs – 0.9%
366	[1]	Hi-Tech Pharmacal Co., Inc.	6,676
286	[1]	Impax Laboratories, Inc.	2,540
1,060		Medicis Pharmaceutical Corp., Class A	22,440
1,195	[1]	Par Pharmaceutical Cos., Inc.	25,059
		TOTAL	56,715
		Greeting Cards – 0.5%
1,404		American Greetings Corp., Class A	28,557
		Grocery Chain – 0.8%
1,023		Casey's General Stores, Inc.	32,255
563		Weis Markets, Inc.	19,930
		TOTAL	52,185
		Home Health Care – 2.9%
1,773	[1]	Amedisys, Inc.	70,548
1,376	[1]	Gentiva Health Services, Inc.	33,024
2,408	[1]	Odyssey Healthcare, Inc.	33,568
1,642	[1]	Wellcare Health Plans, Inc.	42,905
		TOTAL	180,045
		Home Products – 3.1%
4,336		Tupperware Brands Corp.	195,207
		Industrial Machinery – 0.4%
479		Tennant Co.	12,770
358		Watts Industries, Inc., Class A	10,114
		TOTAL	22,884
		Industrial Services – 0.3%
592	[1]	EnerNOC, Inc.	17,008
		Leasing – 0.0%
375	[1]	CAI International, Inc.	2,813
		Life Insurance – 0.9%
5,983		American Equity Investment Life Holding Co.	39,308
908		Delphi Financial Group, Inc., Class A	19,704
		TOTAL	59,012
		Long-Term Care Centers – 0.3%
1,455	[1]	Kindred Healthcare, Inc.	21,388
		Lumber Products – 0.1%
1,234	[1]	Louisiana-Pacific Corp.	6,478
		Mail Order – 0.1%
931	[1]	Coldwater Creek, Inc.	5,353
  2

		Medical Supplies – 0.6%
1,890	[1]	Align Technology, Inc.	29,711
684	[1]	Quidel Corp.	9,781
		TOTAL	39,492
		Miscellaneous Communications – 0.3%
1,484		Harte-Hanks	17,422
		Miscellaneous Components – 3.1%
2,334	[1]	Amkor Technology, Inc.	12,860
4,869	[1]	Atheros Communications	119,875
897	[1]	MKS Instruments, Inc.	14,029
1,123	[1]	Power Integrations, Inc.	35,038
1,439	[1]	Zoran Corp.	12,764
		TOTAL	194,566
		Miscellaneous Food Products – 0.6%
190	[1]	Fresh Del Monte Produce, Inc.	4,125
1,043		The Anderson's, Inc.	32,364
		TOTAL	36,489
		Miscellaneous Machinery – 2.0%
2,368		Nordson Corp.	124,959
		Miscellaneous Metals – 0.2%
1,922	[1]	Stillwater Mining Co.	11,916
		Multi-Line Insurance – 4.7%
910	[1]	Amerisafe, Inc.	16,871
436		FBL Financial Group, Inc., Class A	8,785
547	[1]	FPIC Insurance Group, Inc.	18,505
1,852		Harleysville Group, Inc.	58,023
1,229		Infinity Property & Casualty	47,526
1,801		Montpelier Re Holdings Ltd.	29,104
1,911	[1]	Navigators Group, Inc.	101,417
482		Safety Insurance Group, Inc.	16,133
		TOTAL	296,364
		Mutual Fund Adviser – 0.4%
970		Calamos Asset Management, Inc.	10,282
666		Cohen & Steers, Inc.	12,874
		TOTAL	23,156
		Office Furniture – 0.2%
449		HNI Corp.	11,818
		Offshore Driller – 3.0%
6,365	[1]	Bristow Group, Inc.	185,540
		Oil Service, Explore & Drill – 0.5%
2,231	[1]	Global Industries Ltd.	16,264
1,290	[1]	Venoco, Inc.	16,254
		TOTAL	32,518
		Other Communications Equipment – 2.3%
398	[1]	Netgear, Inc.	7,256
9,601	[1]	Skyworks Solutions, Inc.	100,138
  3

2,154	[1]	Syniverse Holdings, Inc.	36,898
		TOTAL	144,292
		Other Tobacco Products – 1.9%
1,187		Schweitzer-Mauduit International, Inc.	61,309
1,343		Universal Corp.	55,855
		TOTAL	117,164
		Packaged Foods – 0.7%
2,790	[1]	Chiquita Brands International	45,170
		Paper Products – 3.1%
489	[1]	Buckeye Technologies, Inc.	4,381
4,331		Rock-Tenn Co.	189,698
		TOTAL	194,079
		Personal Loans – 0.4%
879	[1]	World Acceptance Corp.	22,054
		Personnel Agency – 0.2%
95		Heidrick & Struggles International, Inc.	2,599
784	[1]	TrueBlue, Inc.	9,487
		TOTAL	12,086
		Plastic Containers – 0.5%
1,745	[1]	Bway Holding Co.	31,009
		Printed Circuit Boards – 0.7%
4,697	[1]	PMC-Sierra, Inc.	40,018
845		Sanmina-SCI Corp.	5,425
		TOTAL	45,443
		Printing – 0.5%
1,780	[1]	Valassis Communications, Inc.	32,449
		Property Liability Insurance – 5.5%
3		American Physicians Capital, Inc.	85
1,207	[1]	Argo Group International Holdings Ltd.	40,990
1,496	[1]	CNA Surety Corp.	21,632
5,043		Horace Mann Educators Corp.	62,684
397		Max Capital Group Ltd.	8,198
1,902		OneBeacon Insurance Group Ltd.	22,672
2,648		Platinum Underwriters Holdings Ltd.	94,719
1,199	[1]	ProAssurance Corp.	60,286
2,215		Selective Insurance Group, Inc.	33,934
		TOTAL	345,200
		Railroad – 0.1%
284		Freightcar America, Inc.	6,697
		Regional Banks – 0.9%
1,250		Oriental Financial Group	13,312
49		Park National Corp.	2,846
1,105		Republic Bancorp, Inc.	20,321
269	[1]	SVB Financial Group	11,096
246		Wintrust Financial Corp.	6,940
		TOTAL	54,515
  4

		Resorts – 0.4%
686	[1]	Vail Resorts, Inc.	23,626
		Restaurant – 0.8%
1,522		Bob Evans Farms, Inc.	39,983
1,974		Ruby Tuesday, Inc.	13,147
		TOTAL	53,130
		Rubber – 0.5%
2,252		Cooper Tire & Rubber Co.	34,366
		Savings & Loan – 0.5%
1,517		Flushing Financial Corp.	17,036
899		MB Financial, Inc.	16,074
		TOTAL	33,110
		Securities Brokerage – 1.2%
1,001	[1]	Interactive Brokers Group, Inc., Class A	16,026
1,401	[1]	Penson Worldwide, Inc.	13,660
977	[1]	Piper Jaffray Cos., Inc.	45,323
		TOTAL	75,009
		Semiconductor Manufacturing – 2.6%
160	[1]	ATMI, Inc.	2,424
774	[1]	Cabot Microelectronics Corp.	24,753
1,330	[1]	Diodes, Inc.	21,785
744	[1]	NetLogic Microsystems, Inc.	28,279
1,569	[1]	Omnivision Technologies, Inc.	19,236
6,011	[1]	RF Micro Devices, Inc.	23,924
1,004	[1]	Standard Microsystems Corp.	19,337
4,257	[1]	Triquint Semiconductor, Inc.	22,945
		TOTAL	162,683
		Semiconductor Manufacturing Equipment – 1.6%
209	[1]	Advanced Energy Industries, Inc.	2,552
2,799	[1]	Tessera Technologies, Inc.	61,886
1,479	[1]	Veeco Instruments, Inc.	36,013
		TOTAL	100,451
		Shoes – 1.3%
558	[1]	DSW, Inc., Class A	10,714
428	[1]	Deckers Outdoor Corp.	38,379
432	[1]	Skechers USA, Inc., Class A	9,426
607	[1]	Steven Madden Ltd.	24,583
		TOTAL	83,102
		Silver Production – 0.4%
1,141		Coeur d'Alene Mines Corp.	22,911
		Software Packaged/Custom – 2.0%
153	[1]	Concur Technologies, Inc.	5,453
326	[1]	Interactive Intelligence, Inc.	5,467
938	[1]	JDA Software Group, Inc.	18,610
854	[1]	Mentor Graphics Corp.	6,234
368	[1]	MicroStrategy, Inc., Class A	32,116
1,345		Pegasystems, Inc.	38,561
  5

794	[1]	Sourcefire, Inc.	16,118
		TOTAL	122,559
		Specialty Retailing – 1.4%
826		Finish Line, Inc., Class A	8,376
1,114		Group 1 Automotive, Inc.	28,318
931	[1]	Jo-Ann Stores, Inc.	24,783
556	[1]	Kirkland's, Inc.	6,994
733		Pep Boys-Manny Moe & Jack	6,428
1,119		Sonic Automotive, Inc.	10,004
		TOTAL	84,903
		Technology – 1.5%
4,460	[1]	STEC, Inc.	95,087
		Telecommunication Equipment & Services – 1.4%
2,111	[1]	ADC Telecommunications, Inc.	13,700
996	[1]	Global Crossing Ltd.	11,355
683	[1]	Novatel Wireless, Inc.	6,092
2,290		Plantronics, Inc.	55,212
		TOTAL	86,359
		Telephone Utility – 0.2%
284		Atlantic Telephone Network, Inc.	13,019
		Tobacco – 0.1%
1,667	[1]	Alliance One International, Inc.	7,351
		Undesignated Consumer Cyclicals – 3.5%
2,976	[1]	Avis Budget Group, Inc.	24,998
3,639	[1]	Corinthian Colleges, Inc.	57,715
1,847		Nu Skin Enterprises, Inc., Class A	42,038
473	[1]	Universal Technical Institute, Inc.	8,509
3,013	[1]	Wright Express Corp.	84,093
		TOTAL	217,353
		Undesignated Health – 1.3%
3,358	[1]	HealthSouth Corp.	49,060
1,566	[1]	MedAssets, Inc.	34,358
		TOTAL	83,418
		Undesignated Technology – 0.2%
683	[1]	RightNow Technologies, Inc.	10,423
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,958,964)	6,170,503
		MUTUAL FUND – 1.5%
97,614	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	97,614
		TOTAL INVESTMENTS — 99.9% (IDENTIFIED COST $6,056,578)[4]	6,268,117
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[5]	5,211
		TOTAL NET ASSETS — 100%	$6,273,328
  6

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	At October 31, 2009, the cost of investments for federal tax purposes was $6,056,578. The net unrealized appreciation of investments for federal tax purposes was $211,539. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $522,610 and net unrealized depreciation from investments for those securities having an excess of cost over value of $311,071.
5	Assets, other than investments in securities, less liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Shares of other mutual funds are valued based upon their reported NAVs.
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  7

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$5,925,196	$ —	$ —	$5,925,196
International	245,307	—	—	245,307
Mutual Fund	97,614	—	—	97,614
TOTAL SECURITIES	$6,268,117	$ —	$ —	$6,268,117

  8

  Federated MDT Small Cap Growth Fund

  Portfolio of Investments

  October 31, 2009 (unaudited)

Shares			Value
		Common Stocks – 99.0%
		Apparel – 2.4%
35,599	[1]	Carter's, Inc.	840,136
15,045	[1]	Maidenform Brands, Inc.	211,232
9,828	[1]	Warnaco Group, Inc.	398,329
		TOTAL	1,449,697
		Biotechnology – 1.8%
31,619	[1]	Affymetrix, Inc.	165,367
3,821	[1]	Air Methods Corp.	116,693
9,420	[1]	BioCryst Pharmaceuticals, Inc.	84,121
3,481	[1]	Onyx Pharmaceuticals, Inc.	92,595
13,177		PDL BioPharma, Inc.	110,818
33,141	[1]	Regeneron Pharmaceuticals, Inc.	520,314
		TOTAL	1,089,908
		Broadcasting – 0.2%
4,363	[1]	Loral Space & Communications Ltd.	115,270
		Building Materials – 1.1%
6,184		Aaon, Inc.	111,374
12,104	[1]	Drew Industries, Inc.	231,671
22,227		Quanex Building Products Corp.	330,515
		TOTAL	673,560
		Building Products – 1.3%
33,182		Simpson Manufacturing Co., Inc.	776,127
		Clothing Stores – 6.5%
42,472		Cato Corp., Class A	837,123
53,372	[1]	Chicos Fas, Inc.	637,795
9,645	[1]	Children's Place Retail Stores, Inc.	303,335
7,040	[1]	Fossil, Inc.	188,179
1,580	[1]	Gymboree Corp.	67,261
31,086	[1]	J. Crew Group, Inc.	1,267,687
15,659	[1]	Jos A. Bank Clothiers, Inc.	641,706
6,982	[1]	Stein Mart, Inc.	66,329
		TOTAL	4,009,415
		Commercial Services – 0.2%
15,753	[1]	Darling International, Inc.	109,483
		Commodity Chemicals – 1.8%
12,021		Newmarket Corp.	1,123,963
		Communications Equipment – 0.2%
10,521	[1]	Palm, Inc.	122,149
		Computer Peripherals – 1.6%
41,204	[1]	STEC, Inc.	878,469
5,788	[1]	Synaptics, Inc.	130,230
		TOTAL	1,008,699
		Computer Services – 1.8%
5,222	[1]	CACI International, Inc., Class A	248,672

24,700		Syntel, Inc.	885,001
		TOTAL	1,133,673
		Contracting – 0.1%
2,550	[1]	Baker Michael Corp.	91,035
		Cosmetics & Toiletries – 1.4%
15,399	[1]	Bare Escentuals, Inc.	194,490
4,092	[1]	Chattem, Inc.	259,310
25,830	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	391,066
		TOTAL	844,866
		Crude Oil & Gas Production – 2.6%
29,477	[1]	Arena Resources, Inc.	1,098,313
43,075		W&T Offshore, Inc.	501,824
		TOTAL	1,600,137
		Discount Department Stores – 1.3%
53,398	[1]	99 Cents Only Stores	607,135
11,185		Pricesmart, Inc.	215,871
		TOTAL	823,006
		Electric & Electrical Original Equipment Manufacturers – 1.1%
5,315	[1]	American Superconductor Corp.	178,159
14,075		Cubic Corp.	488,543
		TOTAL	666,702
		Electronic Components – 0.3%
13,108	[1]	Volterra Semiconductor Corp.	181,546
		Electronic Instruments – 0.8%
24,364	[1]	OSI Systems, Inc.	478,265
		Ethical Drugs – 0.0%
5,149	[1]	Matrixx Initiatives, Inc.	23,171
		Financial Services – 1.2%
6,576	[1]	America's Car-Mart, Inc.	136,321
12,775		Deluxe Corp.	181,788
18,170	[1]	Global Cash Access LLC	115,016
21,413	[1]	Verifone Holdings, Inc.	284,793
		TOTAL	717,918
		Food Wholesaling – 0.9%
32,600		Calavo Growers, Inc.	581,910
		Furniture – 0.8%
24,605		Tempur-Pedic International, Inc.	476,599
		Grocery Chain – 1.9%
37,300		Casey's General Stores, Inc.	1,176,069
		Home Health Care – 4.1%
16,282	[1]	Amedisys, Inc.	647,861
14,957	[1]	Amerigroup Corp.	329,802
39,072	[1]	Gentiva Health Services, Inc.	937,728
21,771	[1]	LHC Group, Inc.	607,628
		TOTAL	2,523,019
  1

		Home Products – 2.2%
26,864		Tupperware Brands Corp.	1,209,417
3,794		WD 40 Co.	119,473
		TOTAL	1,328,890
		Hotels and Motels – 0.4%
16,697		Ameristar Casinos, Inc.	245,780
		Industrial Machinery – 0.8%
9,790	[1]	Chart Industries, Inc.	193,548
10,505		Tennant Co.	280,064
		TOTAL	473,612
		Insurance Brokerage – 0.2%
3,556		AmTrust Financial Services, Inc.	40,112
3,706		Life Partners Holdings, Inc.	62,965
		TOTAL	103,077
		Long-Term Care Centers – 0.4%
12,466	[1]	Emeritus Corp.	232,616
		Mail Order – 0.3%
32,978	[1]	Coldwater Creek, Inc.	189,623
		Medical Supplies – 3.3%
51,695	[1]	American Medical Systems Holdings, Inc.	797,137
16,184		Invacare Corp.	363,007
873	[1]	MWI Veterinary Supply, Inc.	30,904
8,272	[1]	NuVasive, Inc.	300,191
6,507	[1]	PetMed Express, Inc.	102,095
17,140	[1]	Quidel Corp.	245,102
7,202	[1]	Sirona Dental Systems, Inc.	193,806
		TOTAL	2,032,242
		Medical Technology – 0.4%
17,560	[1]	Cyberonics, Inc.	253,918
		Miscellaneous Communications – 0.6%
8,808	[1]	Cogent Communications Group, Inc.	89,225
13,415		Harte-Hanks	157,492
2,809	[1]	j2 Global Communications, Inc.	57,444
5,638	[1]	NIC, Inc.	49,389
593		NTELOS Holdings Corp.	8,954
		TOTAL	362,504
		Miscellaneous Components – 2.6%
62,863	[1]	Amkor Technology, Inc.	346,375
35,118	[1]	Applied Micro Circuits Corp.	274,623
23,559	[1]	Power Integrations, Inc.	735,041
26,685	[1]	Zoran Corp.	236,696
		TOTAL	1,592,735
		Miscellaneous Machinery – 1.5%
17,201		Nordson Corp.	907,697
		Motion Pictures – 0.1%
7,771		Cinemark Holdings, Inc.	90,066
  2

		Multi-Line Insurance – 0.5%
14,372		FBL Financial Group, Inc., Class A	289,596
		Mutual Fund Adviser – 0.5%
13,101		Cohen & Steers, Inc.	253,242
1,416		GAMCO Investors, Inc., Class A	59,741
		TOTAL	312,983
		Office Furniture – 0.4%
10,257		HNI Corp.	269,964
		Other Communications Equipment – 0.6%
21,551	[1]	Syniverse Holdings, Inc.	369,169
		Packaged Foods – 3.7%
51,940	[1]	Bway Holding Co.	922,974
7,811		J&J Snack Foods Corp.	305,957
21,545		Lancaster Colony Corp.	1,046,656
		TOTAL	2,275,587
		Paper Products – 1.6%
18,678		Rock-Tenn Co.	818,097
20,920		Wausau-Mosinee Paper Corp.	183,468
		TOTAL	1,001,565
		Personal Loans – 0.6%
11,601	[1]	First Cash Financial Services, Inc.	199,305
7,146	[1]	World Acceptance Corp.	179,293
		TOTAL	378,598
		Personnel Agency – 0.2%
8,953	[1]	Dyncorp International, Inc., Class A	152,201
		Pharmaceuticals – 0.2%
11,951	[1]	Nektar Therapeutics	97,042
		Poultry Products – 1.0%
16,182		Sanderson Farms, Inc.	592,099
		Printed Circuit Boards – 1.7%
8,133	[1]	Multi-Fineline Electronix, Inc.	221,624
90,653	[1]	PMC-Sierra, Inc.	772,364
6,034	[1]	Sigma Designs, Inc.	72,468
		TOTAL	1,066,456
		Printing – 0.6%
21,471	[1]	Valassis Communications, Inc.	391,416
		Professional Services – 0.5%
12,221		Corporate Executive Board Co.	293,426
		Psychiatric Centers – 0.7%
20,592	[1]	Psychiatric Solutions, Inc.	425,019
		Recreational Goods – 0.2%
11,052	[1]	Sturm Ruger & Co., Inc.	117,372
		Recreational Vehicles – 0.4%
5,361		Polaris Industries, Inc., Class A	225,537
		Restaurant – 6.1%
28,136	[1]	California Pizza Kitchen, Inc.	365,487
14,487	[1]	Carrols Restaurant Group, Inc.	94,020
  3

49,381	[1]	Cheesecake Factory, Inc.	897,746
10,498	[1]	Chipotle Mexican Grill, Inc., Class B	838,895
3,961		DineEquity, Inc.	83,815
47,896	[1]	Domino's Pizza, Inc.	351,557
12,690	[1]	Green Mountain Coffee, Inc.	844,519
5,920	[1]	P. F. Chang's China Bistro, Inc.	172,805
8,261	[1]	Texas Roadhouse, Inc.	78,232
		TOTAL	3,727,076
		Roofing & Wallboard – 0.7%
28,974	[1]	Beacon Roofing Supply, Inc.	416,067
		Rubber – 0.9%
36,704		Cooper Tire & Rubber Co.	560,103
		Securities Brokerage – 0.6%
23,037		GFI Group, Inc.	118,640
15,861	[1]	Knight Capital Group, Inc., Class A	267,258
		TOTAL	385,898
		Semiconductor Manufacturing – 2.2%
15,264		Micrel, Inc.	114,022
4,442	[1]	NVE Corp.	166,131
9,383	[1]	NetLogic Microsystems, Inc.	356,648
45,291	[1]	Semtech Corp.	700,651
		TOTAL	1,337,452
		Semiconductor Manufacturing Equipment – 1.5%
14,120	[1]	Tessera Technologies, Inc.	312,193
25,562	[1]	Veeco Instruments, Inc.	622,435
		TOTAL	934,628
		Services to Medical Professionals – 0.4%
1,939	[1]	Bio-Reference Laboratories, Inc.	62,688
9,996	[1]	PharMerica Corp.	154,238
2,037	[1]	Virtual Radiologic Corp.	26,176
		TOTAL	243,102
		Shoes – 2.9%
18,900	[1]	Collective Brands, Inc.	350,595
4,996	[1]	Deckers Outdoor Corp.	447,991
21,572	[1]	Steven Madden Ltd.	873,666
4,192		Wolverine World Wide, Inc.	107,232
		TOTAL	1,779,484
		Software Packaged/Custom – 7.9%
1,845	[1]	ACI Worldwide, Inc.	29,686
11,812	[1]	Actuate Software Corp.	59,178
1,510		Acxiom Corp.	17,335
24,925	[1]	Advent Software, Inc.	952,633
22,982	[1]	Art Technology Group, Inc.	94,686
16,571	[1]	Blue Coat Systems, Inc.	369,202
1,225	[1]	Bottomline Technologies, Inc.	17,983
36,289	[1]	CSG Systems International, Inc.	592,962
14,389	[1]	Informatica Corp.	305,478
  4

17,402	[1]	Interactive Intelligence, Inc.	291,832
8,429	[1]	MicroStrategy, Inc., Class A	735,599
24,149		Pegasystems, Inc.	692,352
30,280	[1]	S1 Corp.	181,680
26,679	[1]	Successfactors, Inc.	407,922
16,072	[1]	THQ, Inc.	84,057
2,069	[1]	Websense, Inc.	33,228
		TOTAL	4,865,813
		Specialty Chemicals – 1.1%
8,231		Chemed Corp.	373,029
5,496		Koppers Holdings, Inc.	143,555
10,342	[1]	LSB Industries, Inc.	128,241
		TOTAL	644,825
		Specialty Retailing – 2.2%
7,164		Big 5 Sporting Goods Corp.	105,669
11,042	[1]	Kirkland's, Inc.	138,908
25,040	[1]	Tractor Supply Co.	1,119,288
		TOTAL	1,363,865
		Surveillance-Detection – 0.2%
3,564		Brinks Home Security Holding	110,413
		Telecommunication Equipment & Services – 2.0%
13,519	[1]	Acme Packet, Inc.	132,351
13,095	[1]	Brightpoint, Inc.	96,510
20,045	[1]	Novatel Wireless, Inc.	178,801
34,280		Plantronics, Inc.	826,491
		TOTAL	1,234,153
		Undesignated Consumer Cyclicals – 5.6%
12,573	[1]	APAC Customer Services, Inc.	81,096
24,282	[1]	Avis Budget Group, Inc.	203,969
25,434	[1]	Bridgepoint Education, Inc.	360,654
16,462	[1]	Corinthian Colleges, Inc.	261,087
9,816	[1]	Euronet Worldwide, Inc.	232,148
8,066	[1]	Geo Group, Inc.	170,596
17,115	[1]	Grand Canyon Education, Inc.	277,605
31,789		Nu Skin Enterprises, Inc., Class A	723,518
13,408	[1]	Universal Technical Institute, Inc.	241,210
30,825	[1]	Wright Express Corp.	860,326
		TOTAL	3,412,209
		Undesignated Consumer Staples – 0.2%
4,084	[1]	USANA, Inc.	117,701
		Undesignated Health – 1.3%
26,348	[1]	HealthSouth Corp.	384,944
17,891	[1]	MedAssets, Inc.	392,529
		TOTAL	777,473
  5

		Undesignated Technology – 1.6%
65,260	[1]	RightNow Technologies, Inc.	995,868
		TOTAL COMMON STOCKS (IDENTIFIED COST $55,353,800)	60,773,107
		Mutual Fund – 1.3%
785,831	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.22%	785,831
		TOTAL INVESTMENTS — 100.3% (IDENTIFIED COST $56,139,631)[4]	61,558,938
		OTHER ASSETS AND LIABILITIES - NET — (0.3)%[5]	(161,161)
		TOTAL NET ASSETS — 100%	$61,397,777
1	Non-income producing security.
2	7-Day net yield.
3	Affiliated company.
4	At October 31, 2009, the cost of investments for federal tax purposes was $56,139,631. The net unrealized appreciation of investments for federal tax purposes was $5,419,307. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,213,829 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,794,522.
5	Assets, other than investments in securities, less liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Shares of other mutual funds are valued based upon their reported NAVs.
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  6

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$60,773,107	$ —	$ —	$60,773,107
Mutual Fund	785,831	—	—	785,831
TOTAL SECURITIES	$61,558,938	$ —	$ —	$61,558,938

  7

  Federated MDT Small Cap Value Fund

  Portfolio of Investments

  October 31, 2009 (unaudited)

Shares			Value
		Common Stocks – 101.6%
		Agricultural Machinery – 0.4%
2,128		Alamo Group, Inc.	29,154
		Air Freight & Logistics – 0.3%
874	[1]	Hub Group, Inc.	21,728
		Airline — Regional – 1.2%
3,478	[1]	Alaska Air Group, Inc.	89,454
		Apparel – 0.2%
514	[1]	G-III Apparel Group Ltd.	8,229
658	[1]	Perry Ellis International, Inc.	8,995
		TOTAL	17,224
		Auto Original Equipment Manufacturers – 0.3%
2,792		ArvinMeritor, Inc.	21,806
		Auto Part Replacement – 0.1%
776		Standard Motor Products, Inc.	6,487
		Biotechnology – 0.4%
3,936	[1]	ViroPharma, Inc.	29,677
		Building Materials – 0.9%
149		Ameron, Inc.	8,788
1,254		Apogee Enterprises, Inc.	16,603
1,546	[1]	Drew Industries, Inc.	29,590
674		Insteel Industries, Inc.	7,495
		TOTAL	62,476
		Closed End Fund – 0.4%
3,689		Pennantpark Investment Corp.	28,516
		Clothing Stores – 0.1%
1,808	[1]	Charming Shoppes, Inc.	8,190
		Commodity Chemicals – 1.3%
915		Newmarket Corp.	85,552
337		Westlake Chemical Corp.	8,186
		TOTAL	93,738
		Computer Services – 2.3%
1,733	[1]	CACI International, Inc., Class A	82,526
3,321	[1]	Synnex Corp.	85,449
		TOTAL	167,975
		Cosmetics & Toiletries – 0.7%
7,956	[1]	Sally Beauty Holdings, Inc.	53,703
		Crude Oil & Gas Production – 0.3%
60		Berry Petroleum Co., Class A	1,522
547	[1]	Clayton Williams Energy, Inc.	14,331
702	[1]	Harvest Natural Resources, Inc.	3,854
		TOTAL	19,707
		Defense Aerospace – 0.5%
1,066	[1]	AAR Corp.	20,904

352	[1]	Teledyne Technologies, Inc.	12,025
		TOTAL	32,929
		Discount Department Stores – 0.2%
995		Freds, Inc.	11,781
		Diversified Leisure – 1.0%
3,498	[1]	Life Time Fitness, Inc.	75,382
		Diversified Tobacco – 0.2%
269		Universal Corp.	11,188
		Electric & Electrical Original Equipment Manufacturers – 0.6%
1,523		CTS Corp.	13,646
905		Cubic Corp.	31,413
		TOTAL	45,059
		Electric Utility – 6.2%
2,438		Allete, Inc.	82,526
4,226		Avista Corp.	80,125
1,705		Central VT Public Service Corp.	33,060
4,732	[1]	El Paso Electric Co.	88,725
3,249		Idacorp, Inc.	91,264
7,276		PNM Resources, Inc.	77,999
		TOTAL	453,699
		Electrical Equipment – 1.0%
3,297	[1]	EnerSys, Inc.	72,864
		Electronic Instruments – 0.2%
760		Methode Electronics, Inc., Class A	5,510
1,534		Technitrol, Inc.	11,950
		TOTAL	17,460
		Financial Services – 3.0%
1,458	[1]	America's Car-Mart, Inc.	30,224
804		Banco Latinoamericano de Comercio Exterior SA, Class E	11,345
6,768		Blackrock Kelso Capital Corp.	49,474
1,102		Evercore Partners, Inc., Class A	35,969
3,819		Hercules Technology Growth Capital, Inc.	35,822
2,920	[1]	Nelnet, Inc., Class A	40,968
1,474		Union Bankshares Corp.	18,160
		TOTAL	221,962
		Food Wholesaling – 0.9%
2,315	[1]	Core-Mark Holding Co., Inc.	63,362
		Furniture – 0.9%
9,367		La-Z Boy Chair Co.	66,506
		Gas Distributor – 0.9%
2,558		Southwest Gas Corp.	63,924
		Generic Drugs – 1.0%
2,174	[1]	Hi-Tech Pharmacal Co., Inc.	39,654
1,757	[1]	Par Pharmaceutical Cos., Inc.	36,844
		TOTAL	76,498
  1

		Greeting Cards – 1.2%
4,289		American Greetings Corp., Class A	87,238
		Grocery Chain – 1.2%
2,411		Weis Markets, Inc.	85,349
		Home Building – 0.2%
1,131	[1]	M/I Schottenstein Homes, Inc.	12,633
		Home Health Care – 3.6%
3,312	[1]	Gentiva Health Services, Inc.	79,488
6,837	[1]	Odyssey Healthcare, Inc.	95,308
3,322	[1]	Wellcare Health Plans, Inc.	86,804
		TOTAL	261,600
		Hospitals – 0.2%
1,914	[1]	MedCath Corp.	15,714
		Insurance Brokerage – 0.2%
788		Baldwin & Lyons, Inc., Class B	17,974
		Internet Services – 1.4%
10,197	[1]	EarthLink Network, Inc.	82,596
1,511	[1]	Shutterfly, Inc.	21,305
		TOTAL	103,901
		Leasing – 1.9%
2,670	[1]	CAI International, Inc.	20,025
1,564		Financial Federal Corp.	31,937
5,908		Textainer Group Holdings Ltd.	88,974
		TOTAL	140,936
		Life Insurance – 2.7%
3,755		Delphi Financial Group, Inc., Class A	81,483
1,108		Kansas City Life Insurance Co.	29,739
8,389	[1]	Universal American Financial Corp.	83,890
		TOTAL	195,112
		Long-Term Care Centers – 0.8%
1,471		Assisted Living Concepts, Inc.	30,479
3,411	[1]	Five Star Quality Care, Inc.	11,768
1,093	[1]	Kindred Healthcare, Inc.	16,067
		TOTAL	58,314
		Maritime – 0.3%
2,333	[1]	TBS International Ltd., Class A	19,201
		Medical Supplies – 0.1%
173		Invacare Corp.	3,880
		Medical Technology – 0.2%
1,532	[1]	Ev3, Inc.	18,047
		Metal Fabrication – 0.2%
130		Ampco-Pittsburgh Corp.	3,497
2,821		North American Galvanizing Co.	14,161
		TOTAL	17,658
		Metals & Mining – 0.4%
7,208	[1]	International Coal Group, Inc.	29,481
  2

		Miscellaneous Food Products – 2.3%
3,970	[1]	Fresh Del Monte Produce, Inc.	86,189
2,700		The Anderson's, Inc.	83,781
		TOTAL	169,970
		Miscellaneous Machinery – 0.2%
576		Graham Corp.	8,162
440		Sun Hydraulics Corp.	8,386
		TOTAL	16,548
		Miscellaneous Metals – 1.2%
670	[1]	Brush Engineered Materials, Inc.	12,361
20,289	[1]	USEC, Inc.	78,316
		TOTAL	90,677
		Multi-Industry Basic – 0.1%
688		Olin Corp.	10,506
		Multi-Industry Capital Goods – 0.2%
742		McGrath Rentcorp.	14,655
		Multi-Line Insurance – 7.4%
4,438	[1]	Amerisafe, Inc.	82,281
1,559		EMC Insurance Group, Inc.	32,084
3,922		FBL Financial Group, Inc., Class A	79,028
2,157	[1]	FPIC Insurance Group, Inc.	72,971
1,782		Harleysville Group, Inc.	55,830
2,079		Infinity Property & Casualty	80,395
5,054		Montpelier Re Holdings Ltd.	81,673
1,088	[1]	Navigators Group, Inc.	57,740
		TOTAL	542,002
		Offshore Driller – 0.9%
2,289	[1]	Bristow Group, Inc.	66,724
		Oil Gas & Consumable Fuels – 0.1%
306		Adams Resources & Energy, Inc.	6,946
		Oil Service, Explore & Drill – 1.0%
10,346	[1]	Global Industries Ltd.	75,422
		Other Communications Equipment – 0.6%
1,519	[1]	Netgear, Inc.	27,691
43	[1]	Skyworks Solutions, Inc.	449
2,389	[1]	Symmetricom, Inc.	11,443
		TOTAL	39,583
		Other Tobacco Products – 1.2%
1,723		Schweitzer-Mauduit International, Inc.	88,993
		Outpatient Clinics – 0.3%
1,698	[1]	U.S. Physical Therapy, Inc.	23,840
		Paper Products – 0.9%
7,293	[1]	Buckeye Technologies, Inc.	65,346
86		Clearwater Paper Corp.	3,893
		TOTAL	69,239
		Personal Loans – 1.2%
3,396	[1]	World Acceptance Corp.	85,206
  3

		Personnel Agency – 1.1%
810		Heidrick & Struggles International, Inc.	22,162
2,938	[1]	Korn/Ferry International	46,890
1,607	[1]	StarTek, Inc.	9,321
		TOTAL	78,373
		Photo-Optical Component-Equipment – 0.1%
610		Cognex Corp.	9,815
		Printed Circuit Boards – 1.0%
1,022	[1]	Benchmark Electronics, Inc.	17,169
368		Park Electrochemical Corp.	8,273
4,161	[1]	Sigma Designs, Inc.	49,974
		TOTAL	75,416
		Printing – 0.4%
2,108		Multi-Color Corp.	27,973
		Property Liability Insurance – 10.9%
2,585		American Physicians Capital, Inc.	73,104
2,778		American Physicians Service Group, Inc.	66,866
1,989	[1]	American Safety Insurance Holdings, Ltd.	29,477
2,424	[1]	Argo Group International Holdings Ltd.	82,319
3,306	[1]	CNA Surety Corp.	47,805
180	[1]	Enstar Group Ltd.	10,980
2,181		Horace Mann Educators Corp.	27,110
4,308		Max Capital Group Ltd.	88,960
2,853		National Interstate Corp.	51,668
1,161		Nymagic, Inc.	16,591
1,720		OneBeacon Insurance Group Ltd.	20,502
3,736	[1]	PMA Capital Corp.	17,858
2,342		Platinum Underwriters Holdings Ltd.	83,773
1,767	[1]	ProAssurance Corp.	88,845
151		RLI Corp.	7,550
5,426		Selective Insurance Group, Inc.	83,126
		TOTAL	796,534
		Regional Banks – 4.1%
180	[1]	Alliance Financial Corp.	4,687
372		Century Bancorp, Inc., Class A	9,051
2,804		First Bancorp, Inc.	38,022
260		Heartland Financial USA, Inc.	3,338
1,762	[1]	Northrim BanCorp, Inc.	26,500
7,151		Oriental Financial Group	76,158
1,289		Peoples Bancorp, Inc.	13,844
489		Porter Bancorp, Inc.	7,785
1,334		Renasant Corp.	19,530
118	[1]	SVB Financial Group	4,868
3,412		Santander BanCorp	39,238
214		Washington Trust Bancorp	3,214
370		Webster Financial Corp. Waterbury	4,185
1,798		Wesbanco, Inc.	25,442
  4

3,849		Wilshire Bancorp, Inc.	27,097
		TOTAL	302,959
		Restaurant – 2.2%
3,186		Bob Evans Farms, Inc.	83,696
11,925		Ruby Tuesday, Inc.	79,421
		TOTAL	163,117
		Rubber – 0.0%
175		Cooper Tire & Rubber Co.	2,671
		Savings & Loan – 2.7%
1,786		First Defiance Financial Corp.	25,754
4,550		Flushing Financial Corp.	51,097
1,162		NASB Financial, Inc.	28,585
1,257		OceanFirst Financial Corp.	11,942
7,536	[1]	Ocwen Financial Corp.	82,368
		TOTAL	199,746
		Securities Brokerage – 0.6%
1,855	[1]	Penson Worldwide, Inc.	18,086
500	[1]	Piper Jaffray Cos., Inc.	23,195
		TOTAL	41,281
		Semiconductor Manufacturing – 3.1%
1,819	[1]	Cabot Microelectronics Corp.	58,172
2,710	[1]	Plexus Corp.	68,563
1,456	[1]	Standard Microsystems Corp.	28,042
13,456	[1]	Triquint Semiconductor, Inc.	72,528
		TOTAL	227,305
		Semiconductor Manufacturing Equipment – 1.3%
4,960	[1]	Photronics, Inc.	20,733
2,941	[1]	Veeco Instruments, Inc.	71,613
		TOTAL	92,346
		Semiconductors & Semiconductor Equipment – 0.6%
2,757	[1]	MKS Instruments, Inc.	43,119
		Services to Medical Professionals – 1.9%
4,224	[1]	BioScrip, Inc.	31,849
1,437	[1]	Healthways, Inc.	23,107
4,458	[1]	RehabCare Group, Inc.	83,587
		TOTAL	138,543
		Shoes – 2.8%
4,587	[1]	Collective Brands, Inc.	85,089
4,797	[1]	Crocs, Inc.	29,166
3,448	[1]	Genesco, Inc.	89,889
		TOTAL	204,144
		Software Packaged/Custom – 1.6%
4,726	[1]	Mentor Graphics Corp.	34,500
5,019	[1]	Quest Software, Inc.	84,168
		TOTAL	118,668
  5

		Specialty Chemicals – 0.3%
1,061	[1]	Polypore International, Inc.	11,629
625		Quaker Chemical Corp.	12,875
		TOTAL	24,504
		Specialty Retailing – 3.9%
378	[1]	Cabela's, Inc., Class A	4,751
3,346	[1]	Dorman Products, Inc.	48,919
7,738		Finish Line, Inc., Class A	78,463
2,776		Group 1 Automotive, Inc.	70,566
2,026	[1]	Jo-Ann Stores, Inc.	53,932
277		Lithia Motors, Inc., Class A	2,310
172		Pep Boys-Manny Moe & Jack	1,508
1,907		Stage Stores, Inc.	22,503
		TOTAL	282,952
		Surveillance-Detection – 0.5%
2,411	[1]	Checkpoint Systems, Inc.	32,717
		Telecommunication Equipment & Services – 1.7%
2,001	[1]	Arris Group, Inc.	20,530
1,236		Plantronics, Inc.	29,800
3,603	[1]	Polycom, Inc.	77,357
		TOTAL	127,687
		Truck Manufacturing – 0.2%
3,321		Spartan Motors, Inc.	16,572
		Trucking – 0.2%
383		Forward Air Corp.	8,173
481	[1]	Saia, Inc.	7,052
		TOTAL	15,225
		Undesignated Consumer Cyclicals – 2.6%
152		ABM Industries, Inc.	2,855
6,973	[1]	Avis Budget Group, Inc.	58,573
3,724	[1]	Cornell Corrections, Inc.	85,056
1,676	[1]	inVentiv Health, Inc.	28,458
918	[1]	Kendle International, Inc.	15,496
		TOTAL	190,438
		Water Utility – 0.1%
423		Consolidated Water Co.	6,243
		TOTAL COMMON STOCKS (IDENTIFIED COST $6,958,611)	7,448,146
		TOTAL INVESTMENTS — 101.6% (IDENTIFIED COST $6,958,611)[2]	7,448,146
		OTHER ASSETS AND LIABILITIES - NET — (1.6)%[3]	(119,643)
		TOTAL NET ASSETS — 100%	$7,328,503
1	Non-income producing security.
2	At October 31, 2009, the cost of investments for federal tax purposes was $6,958,611. The net unrealized appreciation of investments for federal tax purposes was $489,535. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $814,678 and net unrealized depreciation from investments for those securities having an excess of cost over value of $325,143.
3	Assets, other than investments in securities, less liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
  6

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Shares of other mutual funds are valued based upon their reported NAVs.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  7

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$6,743,616	$ —	$ —	$6,743,616
International	704,530	—	—	704,530
TOTAL SECURITIES	$7,448,146	$ —	$ —	$7,448,146

  8

  Federated MDT Tax Aware/All Cap Core Fund

  Portfolio of Investments

  October 31, 2009 (unaudited)

Shares			Value
		Common Stocks – 98.1%
		Advertising – 0.3%
904		Omnicom Group, Inc.	30,989
		Agricultural Chemicals – 0.9%
200		Bunge Ltd.	11,412
90		FMC Corp.	4,599
1,792	[1]	Mosaic Co. (The)	83,740
		TOTAL	99,751
		Airline — Regional – 0.0%
89	[1]	Alaska Air Group, Inc.	2,289
		Aluminum – 0.1%
305		Kaiser Aluminum Corp.	12,185
		Apparel – 0.3%
248		V.F. Corp.	17,618
389	[1]	Warnaco Group, Inc.	15,766
		TOTAL	33,384
		AT&T Divestiture – 0.6%
2,374		AT&T, Inc.	60,941
		Biotechnology – 0.6%
686	[1]	Amgen, Inc.	36,859
424	[1]	Biogen Idec, Inc.	17,863
122	[1]	Charles River Laboratories International, Inc.	4,455
64	[1]	Hospira, Inc.	2,857
		TOTAL	62,034
		Broadcasting – 0.2%
661	[1]	American Tower Systems Corp.	24,338
		Building Materials – 0.1%
205		Universal Forest Products, Inc.	7,314
		Cable TV – 2.1%
414	[1]	DISH Network Corp., Class A	7,204
3,518	[1]	Discovery Communications Inc.	96,745
301		Time Warner Cable, Inc.	11,871
2,575		Time Warner, Inc.	77,559
1,428	[1]	Viacom, Inc., Class B	39,399
		TOTAL	232,778
		Cement – 0.2%
673		Texas Industries, Inc.	22,404
		Clothing Stores – 1.4%
500	[1]	Aeropostale, Inc.	18,765
404	[1]	Children's Place Retail Stores, Inc.	12,706
636	[1]	Fossil, Inc.	17,000
1,474		Gap (The), Inc.	31,455
77	[1]	J. Crew Group, Inc.	3,140
869	[1]	Jos A. Bank Clothiers, Inc.	35,612

686		Ross Stores, Inc.	30,191
		TOTAL	148,869
		Cogeneration – 0.2%
1,228	[1]	Mirant Corp.	17,167
		Commodity Chemicals – 0.8%
2,086		Du Pont (E.I.) de Nemours & Co.	66,377
271		Eastman Chemical Co.	14,230
362		Westlake Chemical Corp.	8,793
		TOTAL	89,400
		Computer Peripherals – 1.4%
482	[1]	Lexmark International Group, Class A	12,291
5,301	[1]	Sandisk Corp.	108,565
1,276	[1]	Synaptics, Inc.	28,710
161	[1]	Western Digital Corp.	5,422
		TOTAL	154,988
		Computer Services – 0.1%
179	[1]	Synnex Corp.	4,606
310		Syntel, Inc.	11,107
		TOTAL	15,713
		Computer Stores – 0.2%
1,003	[1]	Ingram Micro, Inc., Class A	17,703
		Computers — High End – 4.6%
4,186		IBM Corp.	504,873
		Computers — Low End – 0.5%
110	[1]	Apple, Inc.	20,735
2,555	[1]	Dell, Inc.	37,022
		TOTAL	57,757
		Computers — Midrange – 2.1%
4,712		Hewlett-Packard Co.	223,632
		Construction Machinery – 0.1%
198		Joy Global, Inc.	9,981
		Contracting – 0.1%
143		Harsco Corp.	4,503
188	[1]	IHS, Inc., Class A	9,731
		TOTAL	14,234
		Copper – 4.7%
7,004		Freeport-McMoRan Copper & Gold, Inc.	513,813
		Crude Oil & Gas Production – 7.0%
4,060		Apache Corp.	382,127
5,588		Chesapeake Energy Corp.	136,906
1,209		Cimarex Energy Co.	47,344
132	[1]	Encore Aquisition Co.	4,893
2,588	[1]	Newfield Exploration Co.	106,160
1,617		Pioneer Natural Resources, Inc.	66,475
10	[1]	Plains Exploration & Production Co.	265
  1

555		St. Mary Land & Exploration Co.	18,926
		TOTAL	763,096
		Defense Aerospace – 2.8%
147	[1]	Alliant Techsystems, Inc.	11,434
838		Boeing Co.	40,057
1,426		General Dynamics Corp.	89,410
424		Goodrich (B.F.) Co.	23,044
1,847		Lockheed Martin Corp.	127,055
413	[1]	TransDigm Group, Inc.	16,181
		TOTAL	307,181
		Defense Electronics – 1.2%
535		L-3 Communications Holdings, Inc.	38,675
365		Northrop Grumman Corp.	18,297
1,181		Raytheon Co.	53,476
363		Rockwell Collins	18,288
		TOTAL	128,736
		Department Stores – 4.3%
6,367		Penney (J.C.) Co., Inc.	210,938
3,759	[1]	Sears Holdings Corp.	255,086
		TOTAL	466,024
		Diversified Leisure – 1.7%
5,729		Carnival Corp.	166,829
81		International Speedway Corp., Class A	2,066
611	[1]	Life Time Fitness, Inc.	13,167
756	[1]	Pinnacle Entertainment, Inc.	6,388
		TOTAL	188,450
		Diversified Oil – 0.3%
611		Murphy Oil Corp.	37,357
		Diversified Tobacco – 0.7%
1,564		Altria Group, Inc.	28,324
97		Philip Morris International, Inc.	4,594
824		Reynolds American, Inc.	39,947
		TOTAL	72,865
		Electric & Electrical Original Equipment Manufacturers – 0.3%
90		Cubic Corp.	3,124
1,587		Molex, Inc.	29,629
		TOTAL	32,753
		Electric Utility – 4.3%
406	[1]	AES Corp.	5,306
2,081		Ameren Corp.	50,652
3,234		CMS Energy Corp.	43,012
824	[1]	Calpine Corp.	9,262
198		DPL, Inc.	5,017
1,198		DTE Energy Co.	44,302
171		Edison International	5,441
733		Entergy Corp.	56,236
252		Idacorp, Inc.	7,079
  2

420		OGE Energy Corp.	13,952
330		Pinnacle West Capital Corp.	10,336
2,570		Public Service Enterprises Group, Inc.	76,586
2,594		Sempra Energy	133,461
445		UniSource Energy Corp.	12,852
		TOTAL	473,494
		Electrical — Radio & TV – 0.5%
1,406		Harman International Industries, Inc.	52,880
		Electrical Equipment – 0.0%
192		Belden, Inc.	4,406
		Electronic Equipment Instruments & Components – 0.0%
122		Corning, Inc.	1,782
		Electronic Instruments – 0.0%
110	[1]	Thermo Fisher Scientific Inc.	4,950
		Electronic Testing/Measuring Equipment – 0.0%
155	[1]	Multi-Fineline Electronix, Inc.	4,224
		Ethical Drugs – 1.1%
3,776		Bristol-Myers Squibb Co.	82,317
869		Eli Lilly & Co.	29,555
834	[1]	King Pharmaceuticals, Inc.	8,448
		TOTAL	120,320
		Financial Services – 0.4%
1,344		Ameriprise Financial, Inc.	46,596
		Furniture – 0.1%
333		Leggett and Platt, Inc.	6,437
		Gas Distributor – 1.6%
298		AGL Resources, Inc.	10,418
2,945		Energen Corp.	129,227
245		ONEOK, Inc.	8,871
1,508	[1]	Southern Union Co.	29,512
		TOTAL	178,028
		Generic Drugs – 0.2%
1,662	[1]	Mylan Laboratories, Inc.	26,991
		Greeting Cards – 0.0%
229		American Greetings Corp., Class A	4,658
		Grocery Chain – 0.1%
402	[1]	Whole Foods Market, Inc.	12,888
		Health Care Providers & Services – 0.3%
418	[1]	Medco Health Solutions, Inc.	23,458
283	[1]	Wellcare Health Plans, Inc.	7,395
		TOTAL	30,853
		Home Building – 0.4%
739		D. R. Horton, Inc.	8,099
1,793		KB HOME	25,425
456		Lennar Corp., Class A	5,745
  3

172		Ryland Group, Inc.	3,191
		TOTAL	42,460
		Home Health Care – 0.0%
77	[1]	Gentiva Health Services, Inc.	1,848
		Home Products – 0.1%
366		Fortune Brands, Inc.	14,256
		Hospitals – 0.1%
148		Universal Health Services, Inc., Class B	8,236
		Hotels and Motels – 0.3%
659	[1]	Wynn Resorts Ltd.	35,731
		Household Appliances – 0.3%
475		Whirlpool Corp.	34,005
		Industrial Machinery – 0.5%
345		Flowserve Corp.	33,883
1,055	[1]	Terex Corp.	21,332
		TOTAL	55,215
		Insurance Brokerage – 0.2%
196		Aspen Insurance Holdings Ltd.	5,057
107		Axis Capital Holdings Ltd.	3,091
338		Endurance Specialty Holdings Ltd.	12,165
		TOTAL	20,313
		Integrated Domestic Oil – 4.9%
10,565		ConocoPhillips	530,152
		Integrated International Oil – 0.9%
1,322		Chevron Corp.	101,186
		Internet Services – 2.0%
175	[1]	Amazon.com, Inc.	20,792
1,316	[1]	eBay, Inc.	29,307
2,793	[1]	NetFlix, Inc.	149,286
88	[1]	Priceline.com, Inc.	13,885
		TOTAL	213,270
		Leasing – 0.0%
49		GATX Corp.	1,332
		Life Insurance – 2.7%
154		Delphi Financial Group, Inc., Class A	3,342
4,038		MetLife, Inc.	137,413
655		Old Republic International Corp.	6,995
1,103		Prudential Financial, Inc.	49,889
135		Reinsurance Group of America	6,223
2,354		Torchmark Corp.	95,573
		TOTAL	299,435
		Long-Term Care Centers – 0.1%
588	[1]	Kindred Healthcare, Inc.	8,644
		Maritime – 0.2%
237	[1]	Kirby Corp.	8,011
  4

248		Overseas Shipholding Group, Inc.	9,734
		TOTAL	17,745
		Medical Supplies – 0.5%
943		McKesson HBOC, Inc.	55,382
		Medical Technology – 0.4%
628	[1]	Thoratec Laboratories Corp.	16,491
591	[1]	Zimmer Holdings, Inc.	31,069
		TOTAL	47,560
		Metal Containers – 0.2%
370		Ball Corp.	18,252
301	[1]	Crown Holdings, Inc.	8,022
		TOTAL	26,274
		Miscellaneous Components – 0.8%
748		AVX Corp.	8,467
907	[1]	Cree, Inc.	38,185
1,596	[1]	International Rectifier Corp.	29,175
571	[1]	Qlogic Corp.	10,015
199	[1]	Zoran Corp.	1,765
		TOTAL	87,607
		Miscellaneous Food Products – 2.8%
9,787		Archer-Daniels-Midland Co.	294,784
284	[1]	Fresh Del Monte Produce, Inc.	6,166
		TOTAL	300,950
		Miscellaneous Machinery – 0.2%
301		Parker-Hannifin Corp.	15,941
119		SPX Corp.	6,281
		TOTAL	22,222
		Money Center Bank – 0.4%
1,716		U.S. Bancorp	39,846
		Multi-Industry Capital Goods – 0.7%
1,002		Honeywell International, Inc.	35,962
733		KBR, Inc.	15,004
333		United Technologies Corp.	20,463
		TOTAL	71,429
		Multi-Line Insurance – 1.5%
1,227		AON Corp.	47,252
163	[1]	Amerisafe, Inc.	3,022
808		CIGNA Corp.	22,495
412	[1]	CNA Financial Corp.	8,969
458		Cincinnati Financial Corp.	11,615
106		Infinity Property & Casualty	4,099
654		Montpelier Re Holdings Ltd.	10,568
2,806		Unum Group	55,980
		TOTAL	164,000
		Mutual Fund Adviser – 0.0%
67	[1]	Affiliated Managers Group	4,254
  5

		Office Supplies – 0.3%
928		Avery Dennison Corp.	33,083
		Offshore Driller – 1.1%
1,436	[1]	Transocean Ltd.	120,495
		Oil Refiner – 0.3%
668		World Fuel Services Corp.	33,968
		Oil Service, Explore & Drill – 0.5%
3,151		Patterson-UTI Energy, Inc.	49,092
58	[1]	Seacor Holdings, Inc.	4,714
		TOTAL	53,806
		Oil Well Supply – 0.2%
197	[1]	Dresser-Rand Group, Inc.	5,806
412	[1]	Dril-Quip, Inc.	20,019
		TOTAL	25,825
		Optical Reading Equipment – 0.1%
264	[1]	Zebra Technologies Corp., Class A	6,600
		Paper Products – 0.6%
219		Clearwater Paper Corp.	9,914
2,570		MeadWestvaco Corp.	58,673
		TOTAL	68,587
		Personal Loans – 0.1%
286	[1]	World Acceptance Corp.	7,176
		Personnel Agency – 0.1%
178	[1]	Hewitt Associates, Inc.	6,323
81		Maximus, Inc.	3,747
		TOTAL	10,070
		Plastic Containers – 0.2%
544	[1]	Owens-Illinois, Inc.	17,343
		Pollution Control – 0.1%
205	[1]	Layne Christensen Co.	5,309
		Property Liability Insurance – 7.1%
1,024		Allied World Assurance Holdings Ltd.	45,834
2,427		American Financial Group, Inc.	59,704
185	[1]	Arch Capital Group Ltd.	12,464
3,795		Chubb Corp.	184,133
276		Everest Re Group Ltd.	24,147
778		HCC Insurance Holdings, Inc.	20,532
752		Horace Mann Educators Corp.	9,347
59		PartnerRe Ltd.	4,512
443		Platinum Underwriters Holdings Ltd.	15,846
583		RenaissanceRe Holdings Ltd.	30,608
7,104		The Travelers Cos., Inc.	353,708
291		Transatlantic Holdings, Inc.	14,696
		TOTAL	775,531
		Railroad – 4.4%
2,260		Burlington Northern Santa Fe Corp.	170,223
825		CSX Corp.	34,799
  6

5,021		Union Pacific Corp.	276,858
		TOTAL	481,880
		Regional Bank – 0.8%
2,820		Comerica, Inc.	78,255
213		United Bankshares, Inc.	3,802
		TOTAL	82,057
		Restaurant – 0.3%
136	[1]	CEC Entertainment, Inc.	3,972
387	[1]	Green Mountain Coffee, Inc.	25,755
51	[1]	Panera Bread Co.	3,059
		TOTAL	32,786
		Rubber – 0.1%
782		Cooper Tire & Rubber Co.	11,933
		Securities Brokerage – 4.2%
2,618		Goldman Sachs Group, Inc.	445,505
142	[1]	Knight Capital Group, Inc., Class A	2,392
184	[1]	Piper Jaffray Cos., Inc.	8,536
		TOTAL	456,433
		Semiconductor Distribution – 0.4%
1,460	[1]	Avnet, Inc.	36,179
285	[1]	FormFactor, Inc.	4,842
		TOTAL	41,021
		Semiconductor Manufacturing – 0.3%
502	[1]	ATMI, Inc.	7,605
257	[1]	Silicon Laboratories, Inc.	10,768
777		Xilinx, Inc.	16,900
		TOTAL	35,273
		Semiconductor Manufacturing Equipment – 0.1%
720	[1]	Novellus Systems, Inc.	14,818
		Services to Medical Professionals – 0.9%
1,102	[1]	Health Net, Inc.	16,431
605	[1]	Humana, Inc.	22,736
262		Omnicare, Inc.	5,677
654	[1]	PharMerica Corp.	10,091
1,233		UnitedHealth Group, Inc.	31,996
256	[1]	Wellpoint, Inc.	11,971
		TOTAL	98,902
		Shoes – 0.1%
294	[1]	Genesco, Inc.	7,665
		Soft Drinks – 0.1%
408	[1]	Dr. Pepper Snapple Group, Inc.	11,122
		Software Packaged/Custom – 2.8%
184	[1]	Advent Software, Inc.	7,032
276	[1]	ArcSight, Inc.	6,823
1,164		CA, Inc.	24,351
228	[1]	Computer Sciences Corp.	11,562
  7

663	[1]	DST Systems, Inc.	27,654
721	[1]	F5 Networks, Inc.	32,366
172	[1]	MSCI, Inc., Class A	5,229
771		Microsoft Corp.	21,380
215	[1]	NetSuite, Inc.	3,003
311	[1]	Quest Software, Inc.	5,215
4,841	[1]	Red Hat, Inc.	124,946
322		Rovi Corp.	8,871
699	[1]	Solera Holdings, Inc.	22,522
		TOTAL	300,954
		Specialty Chemicals – 0.2%
269		Albemarle Corp.	8,495
95		Lubrizol Corp.	6,323
186	[1]	OM Group, Inc.	5,026
		TOTAL	19,844
		Specialty Retailing – 0.8%
946	[1]	Cabela's, Inc., Class A	11,891
1,477	[1]	CarMax, Inc.	29,053
2,252		Williams-Sonoma, Inc.	42,292
		TOTAL	83,236
		Stainless Steel Producer – 1.0%
3,261		Allegheny Technologies, Inc.	100,635
240		Carpenter Technology Corp.	5,047
		TOTAL	105,682
		Telecommunication Equipment & Services – 0.1%
252	[1]	Amdocs Ltd.	6,350
		Undesignated Consumer Cyclicals – 2.1%
203	[1]	Apollo Group, Inc., Class A	11,592
88	[1]	Capella Education Co.	6,063
1,342	[1]	Corinthian Colleges, Inc.	21,284
407		DeVRY, Inc.	22,503
1,763	[1]	ITT Educational Services, Inc.	159,287
36		Strayer Education, Inc.	7,307
		TOTAL	228,036
		Uniforms – 0.0%
80		Unifirst Corp.	3,366
		TOTAL COMMON STOCKS (IDENTIFIED COST $7,844,352)	10,704,009
		Mutual Fund – 2.2%
237,280	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	237,280
		TOTAL INVESTMENTS — 100.3% (IDENTIFIED COST $8,081,632)[4]	10,941,289
		OTHER ASSETS AND LIABILITIES - NET — (0.3)%[5]	(30,686)
		TOTAL NET ASSETS — 100%	$10,910,603
1	Non-income producing security.
2	Affiliated company.
  8

3	7-Day net yield.
4	At October 31, 2009, the cost of investments for federal tax purposes was $8,081,632. The net unrealized appreciation of investments for federal tax purposes was $2,859,657. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,904,611 and net unrealized depreciation from investments for those securities having an excess of cost over value of $44,954.
5	Assets, other than investments in securities, less liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Shares of other mutual funds are valued based upon their reported NAVs.
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts.
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  9

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$10,246,227	$ —	$ —	$10,246,227
International	457,782	—	—	457,782
Mutual Fund	237,280	—	—	237,280
TOTAL SECURITIES	$10,941,289	$ —	$ —	$10,941,289

  10

  Item 2.                      Controls and Procedures

  (a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

  (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

  Item 3.                                Exhibits

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated MDT Series

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	December 22, 2009

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	December 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	December 22, 2009